Dear Shareholders:

Investment Results - Fiscal Year Ended October 31, 1999

The AAM Equity Fund (the "Fund") ended its October fiscal year with a positive return of 16.74%. Investment results:

-------------------------------------------------------------------------------
Comparative                       AAM             S&P 500      Dow Jones Index
Investment Returns            Equity Fund          Index
-------------------------------------------------------------------------------
1 Year Ending 10/31/1999        16.74%            25.64%           26.99%

-------------------------------------------------------------------------------
Since Inception                 10.09%            22.45%           22.62%

-------------------------------------------------------------------------------
Since Inception (annualized)     7.44%            16.32%           16.44%
-------------------------------------------------------------------------------


06/30/1998 (Inception)    10/31/98      4/30/99    10/31/1999 (Fiscal Year End)
          10000             9430        11120         11009
          10000             9750        11920         12245
          10000             9660        12230         12262


The chart shows the value of a hypothetical initial investment of $10,000 in the fund, the S&P 500 index and the Dow Jones Index on June 30, 1998 and held through October 31, 1999.

From inception on June 30, 1998, the AAM Equity Fund (the "Fund") has accumulated more than $4,000,000 in net assets.

Investment Approach

To remind our shareholders, the AAM Equity Fund's investment approach is to achieve long-term growth of capital by investing in high quality large and mid-cap U.S. companies. We select companies which are leaders in their various industries which we believe will provide the greatest potential return over an 18 month to two year time horizon.

Commentary and Outlook

As of the end of September, the S&P 500 was up a little over 5%, which masks the fact that for most stocks this has been a tough year. The average stock in the S&P 500 is down more than 20% from its 52 week high, so the odds of owning a winning stock portfolio are difficult at best.

The technology sector continues to be a bright spot and now represents over 25% of the S&P 500. Stock market volatility continues to be quite intense and the technology sector is showing some strain. Earnings reports have been erratic and, each month, we wait to see if Chairman Greenspan will raise interest rates. This is not the best time for the faint of heart to invest in the latest hot stock idea.

The Fund portfolio continues to be conservatively composed; but, we have increased our technology weighting and continue to believe diversification is essential to decreasing the effect of market decline. We, at AAM, have always been attracted to value stocks and this has made it somewhat difficult to keep pace with the S&P 500. We continue to be confident that, eventually, the market will payoff for companies that have a consistent earnings history and, sooner than later, the rush of new ".com" stocks will have a major setback.

The Fund is currently over 94% invested and we continue to search for unique investment opportunities that we can purchase at a fair market value. The next twelve months may prove to be very interesting for the Internet industry and we believe the stock market is still the best place to invest available dollars.

Sincerely,



Knox H. Fuqua

President and Chief Investment Officer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


AAM Equity Fund

Schedule of Investments - October 31, 1999

Common Stock - 94.3%                                           Shares                        Value

BASIC INDUSTRIES - 9.6%
Chemicals & Plastics - 0.9%
Air Products & Chemicals                                        1,400                       $ 38,500
                                                                                   ------------------
                                                                                   ------------------

Manufacturers - Diversified - 4.1%

AlliedSignal, Inc.                                              1,300                         74,019
Tredegar Industry                                               2,500                         54,844
Tyco International, Inc.                                        1,200                         47,925
                                                                                   ------------------
                                                                                   ------------------
                                                                                             176,788

                                                                                   ------------------
                                                                                   ------------------
Metals & Mining - 1.7%

Alcoa, Inc.                                                     1,200                         72,900
                                                                                   ------------------
                                                                                   ------------------

Packaging & Containers - 1.4%

Chesapeake Corp.                                                2,000                         60,000
                                                                                   ------------------
                                                                                   ------------------

Paper & Forest Products - 1.5%

Avery Dennison Corp.                                            1,075                         67,187
                                                                                   ------------------
                                                                                   ------------------

   TOTAL BASIC INDUSTRIES                                                                    415,375
                                                                                   ------------------
                                                                                   ------------------

CONSTRUCTION & REAL ESTATE - 1.9%

Construction - 1.9%

Martin Marietta Materials                                       2,100                         81,769
                                                                                   ------------------
                                                                                   ------------------

DURABLES - 3.2%

Autos & Auto Parts - 1.6%

Ford Motor Company                                              1,250                         68,594
                                                                                   ------------------
                                                                                   ------------------

Consumer Electronics - 1.6%

Circuit City Group                                              1,600                         68,300
                                                                                   ------------------
                                                                                   ------------------

   TOTAL DURABLES                                                                            136,894
                                                                                   ------------------
                                                                                   ------------------

ENERGY - 9.0%

Energy Services - 3.4%

Halliburton Co.                                                 2,000                         75,375
Schlumberger Ltd.                                               1,200                         72,675
                                                                                   ------------------
                                                                                   ------------------
                                                                                             148,050

                                                                                   ------------------
                                                                                   ------------------
Oil & Gas - 5.6%

Atlantic Richfield                                              1,000                         93,188
Chevron Corp.                                                     750                         68,484
Conoco Inc. - Class B                                           3,000                         82,312
                                                                                   ------------------
                                                                                   ------------------
                                                                                             243,984

                                                                                   ------------------
                                                                                   ------------------

   TOTAL ENERGY                                                                              392,034
                                                                                   ------------------
                                                                                   ------------------
AAM Equity Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                      Shares                        Value

FINANCE - 16.0%

Banks - 5.5%

CCB Financial                                                   1,200                       $ 55,200
Citigroup, Inc.                                                 1,500                         81,188
SunTrust Banks                                                    800                         58,550
Wachovia Corp.                                                    500                         43,125
                                                                                   ------------------
                                                                                   ------------------
                                                                                             238,063

                                                                                   ------------------
                                                                                   ------------------
Diversified - 2.9%

BB&T Corp                                                       1,800                         65,475
Capital One Financial                                           1,125                         59,625
                                                                                   ------------------
                                                                                   ------------------
                                                                                             125,100

                                                                                   ------------------
                                                                                   ------------------
Insurance - 6.3%

American International Group                                      875                         90,070
Berkshire Hathaway, Inc. - Class B (a)                             25                         52,250
Markel Corp. (a)                                                  400                         69,175
St. Paul Cos                                                    2,000                         64,000
                                                                                   ------------------
                                                                                   ------------------
                                                                                             275,495

                                                                                   ------------------
                                                                                   ------------------
Real Estate Investment Trusts - 1.3%

Federal Rlty Inv Tr. SBI                                        3,000                         54,562
                                                                                   ------------------
                                                                                   ------------------

   TOTAL FINANCE                                                                             693,220
                                                                                   ------------------
                                                                                   ------------------

HEALTH - 10.6%

Diversified - 5.4%

American Home Products, Inc.                                    1,200                         62,700
Bristol-Myers Squibb, Inc.                                      1,250                         96,016
Johnson & Johnson, Inc.                                           700                         73,325
                                                                                   ------------------
                                                                                   ------------------
                                                                                             232,041

                                                                                   ------------------
                                                                                   ------------------
Drugs & Pharmaceuticals - 5.2%

Amgen, Inc. (a)                                                   900                         71,775
Merck & Co., Inc.                                               1,000                         79,563
Schering-Plough, Inc.                                           1,500                         74,250
                                                                                   ------------------
                                                                                   ------------------
                                                                                             225,588

                                                                                   ------------------
                                                                                   ------------------

   TOTAL HEALTH                                                                              457,629
                                                                                   ------------------
                                                                                   ------------------

INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%

Electrical Equipment - 2.3%

General Electric, Inc.                                            750                        101,672
                                                                                   ------------------
                                                                                   ------------------

Industrial Machinery & Equipment - 1.7%

Deere & Co.                                                     2,000                         72,500
                                                                                   ------------------
                                                                                   ------------------

   TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                    174,172
                                                                                   ------------------
                                                                                   ------------------
AAM Equity Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                      Shares                        Value

MEDIA & LEISURE - 7.6%

Broadcasting - 6.4%

AT&T Liberty Media Group - Class A (a)                          1,775                       $ 70,445
Cox Communications - Class A (a)                                2,000                         90,875
Media General, Inc.                                             1,150                         62,819
MediaOneGroup (a)                                                 750                         53,297
                                                                                   ------------------
                                                                                   ------------------
                                                                                             277,436

                                                                                   ------------------
                                                                                   ------------------
Entertainment - 1.2%

Disney (Walt) Co.                                               2,000                         52,750
                                                                                   ------------------
                                                                                   ------------------

  TOTAL MEDIA & LEISURE                                                                      330,186
                                                                                   ------------------
                                                                                   ------------------

NON-DURABLES - 5.4%

Beverages - 3.0%

Anheuser-Busch Cos                                                975                         70,017
Coca-Cola Co.                                                   1,000                         59,000
                                                                                   ------------------
                                                                                   ------------------
                                                                                             129,017

                                                                                   ------------------
                                                                                   ------------------
Foods - 1.6%

Sara Lee Corp.                                                  2,500                         67,656
                                                                                   ------------------
                                                                                   ------------------

Household Products - 0.8%

Gillette Co.                                                    1,000                         36,188
                                                                                   ------------------
                                                                                   ------------------

   TOTAL NON-DURABLES                                                                        232,861
                                                                                   ------------------
                                                                                   ------------------

RETAIL & WHOLESALE - 5.1%

Department Stores - 1.6%

Saks, Inc. (a)                                                  4,000                         68,750
                                                                                   ------------------
                                                                                   ------------------

Drug Stores - 1.1%

Walgreen Co.                                                    1,900                         47,856
                                                                                   ------------------
                                                                                   ------------------

Specialty - 2.4%

Sysco Corp.                                                     1,600                         61,500
Zale Corp. (a)                                                  1,025                         42,922
                                                                                   ------------------
                                                                                   ------------------
                                                                                             104,422

                                                                                   ------------------
                                                                                   ------------------

   TOTAL RETAIL & WHOLESALE                                                                  221,028
                                                                                   ------------------
                                                                                   ------------------

TECHNOLOGY - 14.2%

Communications Equipment - 1.7%

Motorola, Inc.                                                    750                         73,078
                                                                                   ------------------
                                                                                   ------------------
AAM Equity Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                      Shares                        Value

TECHNOLOGY - continued

Computer Services & Software - 2.8%

EMC Corp (a)                                                      950                       $ 69,350
Microsoft, Inc. (a)                                               600                         55,537
                                                                                   ------------------
                                                                                   ------------------
                                                                                             124,887

                                                                                   ------------------
                                                                                   ------------------
Computers & Office Equipment - 5.7%

Cisco Systems, Inc. (a)                                         1,300                         96,200
Hewlett-Packard Co.                                               700                         51,844
International Business Machines, Inc.                           1,000                         98,375
                                                                                   ------------------
                                                                                   ------------------
                                                                                             246,419

                                                                                   ------------------
                                                                                   ------------------
Electronic Instruments - 2.2%

Koninklijke Philips Electron N (c)                                920                         95,622
                                                                                   ------------------
                                                                                   ------------------

Electronics - 1.8%

Intel Corp.                                                     1,000                         77,437
                                                                                   ------------------
                                                                                   ------------------

   TOTAL TECHNOLOGY                                                                          617,443
                                                                                   ------------------
                                                                                   ------------------

TRANSPORTATION - 1.4%

Railroads - 1.4%

Norfolk Southern                                                2,500                         61,094
                                                                                   ------------------
                                                                                   ------------------

UTILITIES - 6.3%

Natural Gas - 1.8%

Enron Corp.                                                     2,000                         79,875
                                                                                   ------------------
                                                                                   ------------------

Telephone Services - 4.5%

AT&T Corp.                                                      1,100                         51,425
MCI WorldCom (a)                                                  800                         68,650
SBC Communications, Inc.                                        1,500                         76,406
                                                                                   ------------------
                                                                                   ------------------
                                                                                             196,481

                                                                                   ------------------
                                                                                   ------------------

   TOTAL UTILITIES                                                                           276,356
                                                                                   ------------------
                                                                                   ------------------

Total Common Stock  - (Cost $3,622,347)                                                    4,090,061
                                                                                   ------------------
                                                                                   ------------------

                                                              Principal

Money Market Securities - 5.0%                                 Amount                        Value
Firstar Treasury Fund, 4.41% (b) (Cost $216,063)              $ 216,063                        216,063
                                                                                   ------------------
                                                                                   ------------------

TOTAL INVESTMENTS -  (Cost $3,838,410) - 99.3%                                             4,306,124
                                                                                   ------------------
                                                                                   ------------------
Other assets less liabilities - 0.7%                                                          30,622
                                                                                   ------------------
                                                                                   ------------------
Total Net Assets - 100.0%                                                                $ 4,336,746
                                                                                   ==================
                                                                                   ==================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
31, 1999.

(c) American Depository Receipt


AAM Equity Fund                                                                                       October 31, 1999
Statement of Assets and Liabilities

Assets

Investment in securities, at value (cost $3,838,410)                                          $ 4,306,124
Dividends receivable                                                                                3,366
Interest receivable                                                                                   863
Receivable from investment advisor for
   reimbursed expenses                                                                              8,303
Deferred organizational costs                                                                      22,692
                                                                                        ------------------
     Total assets                                                                               4,341,348

Liabilities

Payable to custodian bank                                                      $ 628
Accrued investment advisory fee payable                                        3,974
                                                                    -----------------
     Total liabilities                                                                              4,602
                                                                                        ------------------

Net Assets                                                                                    $ 4,336,746
                                                                                        ==================

Net Assets consist of:
Paid in capital                                                                               $ 3,944,979
Accumulated undistributed net investment income                                                    16,393
Accumulated net realized gain (loss) on investments                                               (92,340)
Net unrealized appreciation on investments                                                        467,714
                                                                                        ------------------

Net Assets, for 394,761 shares                                                                $ 4,336,746
                                                                                        ==================

Net Asset Value

Net Assets

Offering price and redemption price per share  ($4,336,746 / 394,761)                             $ 10.99
                                                                                        ==================



AAM Equity Fund

Statement of Operations for the year ended October 31, 1999


Investment Income

Dividend Income                                                                                             $ 52,917
Interest Income                                                                                                7,225
                                                                                                  -------------------
Total Income                                                                                                  60,142


Expenses

Investment advisory fee                                                                  43,749
Organizational expenses                                                                   6,198
Trustees' fees                                                                            1,377
                                                                             -------------------
Total expenses before reimbursement                                                      51,324
Reimbursed expenses                                                                      (7,575)
                                                                             -------------------
Total operating expenses                                                                                      43,749
                                                                                                  -------------------
Net Investment Income                                                                                         16,393
                                                                                                  -------------------

Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                       (54,500)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                             568,946
                                                                             -------------------
Net gain on investment securities                                                                            514,446
                                                                                                  -------------------
Net increase in net assets resulting from operations                                                       $ 530,839

                                                                                                  ===================



AAM Equity Fund
Statement of Changes in Net Assets

                                                                                 Year                 Period
                                                                                ended                 ended

                                                                             October 31,           October 31,
                                                                                 1999                1998 (a)
                                                                           -----------------     -----------------
Increase (Decrease) in Net Assets
Operations

  Net investment income                                                            $ 16,393               $ 7,205
  Net realized gain (loss) on investment securities                                 (54,500)              (37,840)
  Change in net unrealized appreciation (depreciation)                              568,946              (101,232)
                                                                           -----------------     -----------------
  Net increase (decrease) in net assets resulting from operations                   530,839              (131,867)
                                                                           -----------------     -----------------
Distributions to shareholders

  From net investment income                                                         (7,205)                    -
                                                                           -----------------     -----------------
Share Transactions

  Net proceeds from sale of shares                                                1,493,997             2,990,242
  Shares issued in reinvestment of dividends                                          4,455                     -
  Shares redeemed                                                                  (537,268)               (6,447)
                                                                           -----------------     -----------------
Net increase in net assets resulting

  from share transactions                                                           961,184             2,983,795
                                                                           -----------------     -----------------
  Total increase in net assets                                                    1,484,818             2,851,928

Net Assets

  Beginning of period                                                             2,851,928                     -
                                                                           -----------------     -----------------
  End of period [including accumulated undistributed net
    investment income of $16,393 and $7,205, respectively]                      $ 4,336,746           $ 2,851,928
                                                                           =================     =================


(a)  June 30, 1998 (commencement of operations) to October 31, 1998.


AAM Equity Fund
Financial Highlights

                                                                                 Year                  Period
                                                                                ended                  ended

                                                                             October 31,            October 31,
                                                                                 1999                 1998 (a)
                                                                           -----------------      -----------------
Selected Per Share Data

Net asset value, beginning of period                                                 $ 9.43                $ 10.00
                                                                           -----------------      -----------------
Income from investment operations
   Net investment income                                                               0.05                   0.03
   Net realized and unrealized gain (loss)                                             1.53                  (0.60)
                                                                           -----------------      -----------------
Total from investment operations                                                       1.58                  (0.57)
                                                                           -----------------      -----------------
Distribution to shareholders from
  net investment income                                                               (0.02)                     -
                                                                           -----------------      -----------------

Net asset value, end of period                                                      $ 10.99                 $ 9.43
                                                                           =================      =================

Total Return (b)                                                                     16.74%                  (5.70)%

Ratios and Supplemental Data

Net assets, end of period (000)                                                      $4,337                 $2,852
Ratio of expenses to average net assets                                               1.15%                  1.14% (c)
Ratio of expenses to average net assets before reimbursement                          1.35%                  1.40% (c)
Ratio of net investment income to average net assets                                  0.43%                  0.90% (c)
Ratio of net investment income to average net assets
   before reimbursement                                                               0.23%                  0.64% (c)
Portfolio turnover rate                                                              27.34%                 14.41% (c)

(a)  June 30, 1998 (commencement of operations) to October 31, 1998
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized


                                 AAM Equity Fund

                          Notes to Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     AAM Equity Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                 AAM Equity Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Appalachian Asset Management, Inc. (the "Advisor") to manage the Fund's investments. The advisor is controlled by its President, Knox
H. Fuqua. Mr. Fuqua is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses, including organizational expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 1999, the Advisor received a fee of $43,749 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the fiscal year ended October 31, 1999 to the extent necessary to maintain total operating expenses at the rate of 1.15%. For the year ended October 31, 1999, the Advisor reimbursed expenses of $7,575. There is no assurance that such reimbursement will continue in the future.

                                 AAM Equity Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended October 31, 1999, the Administrator received fees of $30,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the year ended October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $3,944,979.

     Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                     Year ended                            Year ended
                                                  October 31, 1999                      October 31, 1998
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             Shares            Dollars               Shares             Dollars

-------------------------------------------------------------------------------------------------------------------------
Shares sold                                   144,204        $1,493,997              303,178         $2,990,242
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends
                                                  393             4,455                   --                 --
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed                               (52,307)         (537,268)                (707)            (6,447)
-------------------------------------------------------------------------------------------------------------------------
                                               92,290          $961,184              302,471         $2,983,795
-------------------------------------------------------------------------------------------------------------------------
                                               ======          ========              ======            =======








                                 AAM Equity Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 5.  INVESTMENTS

     For the year ended October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $1,761,879 and $982,324, respectively. At October 31, 1999, the unrealized appreciation for all securities totaled $680,808 and the gross unrealized depreciation for all securities totaled $213,094 for a net unrealized appreciation of $467,714. The aggregate cost of securities for federal income tax purposes at October 31, 1999 was $3,838,410.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1999, National Financial Services Corp. owned of record in aggregate more than 56% of the Fund.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees

AAM Equity Fund (a series of the Ameriprime Funds)

We have audited the accompanying statement of assets and liabilities of the AAM Equity Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the year ended October 31, 1999 and the period from June 30, 1998 (commencement of operations) to October 31, 1998 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AAM Equity Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the year ended October 31, 1999 and the period from June 30, 1998 (commencement of operations) to October 31, 1998, in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999

Dear Fellow Shareholders:

Investment Results - Fiscal Year Ended October 1999

The GLOBALT Growth Fund (the "Fund"), whose ticker symbol is GROWX, ended its October fiscal year with a 26.67% total return for the year. The net asset value was $19.53 at fiscal year end. The Fund has returned 127.71% (net of fees) since inception December 1, 1995. Please note that the Fund paid a dividend on December 29, 1999.

                             Growth of $25,000
                                     Russell

  Period              GGF         S&P 500     1000 Growth
------------      ----------    ----------    ----------

                         Beginning 12/1/95
                    $25,000       $25,000       $25,000
  Dec-95            $26,600       $25,483       $25,143
  Jan-96            $27,600       $26,349       $25,984
  Feb-96            $28,199       $26,594       $26,460
  Mar-96            $28,549       $26,849       $26,495
  Apr-96            $29,074       $27,244       $27,190
  May-96            $29,400       $27,947       $28,142
  Jun-96            $29,400       $28,053       $28,180
  Jul-96            $28,074       $26,813       $26,537
  Aug-96            $28,871       $27,379       $27,217
  Sep-96            $30,647       $28,920       $29,198
  Oct-96            $31,195       $29,718       $29,372
  Nov-96            $33,295       $31,965       $31,577
  Dec-96            $31,913       $31,332       $30,966
  Jan-97            $33,914       $33,289       $33,133
  Feb-97            $33,052       $33,550       $32,908
  Mar-97            $31,558       $32,172       $31,128
  Apr-97            $33,862       $34,092       $33,195
  May-97            $35,836       $36,168       $35,597
  Jun-97            $37,506       $37,788       $37,025
  Jul-97            $40,773       $40,795       $40,303
  Aug-97            $39,077       $38,510       $37,947
  Sep-97            $40,902       $40,619       $39,814
  Oct-97            $39,663       $39,262       $38,343
  Nov-97            $40,424       $41,080       $39,967
  Dec-97            $41,063       $41,785       $40,415
  Jan-98            $41,342       $42,247       $41,623
  Feb-98            $44,377       $45,294       $44,753
  Mar-98            $46,382       $47,613       $46,539
  Apr-98            $47,663       $48,092       $47,181
  May-98            $46,466       $47,266       $45,841
  Jun-98            $48,859       $49,186       $48,651
  Jul-98            $48,219       $48,662       $48,330
  Aug-98            $40,533       $41,626       $41,076
  Sep-98            $42,203       $44,293       $44,231
  Oct-98            $44,929       $47,894       $47,787
  Nov-98            $47,854       $50,797       $51,423
  Dec-98            $51,668       $53,724       $56,062
  Jan-99            $54,438       $55,970       $59,353
  Feb-99            $51,378       $54,231       $56,640
  Mar-99            $52,925       $56,401       $59,625
  Apr-99            $54,237       $58,585       $59,703
  May-99            $53,451       $57,202       $57,870
  Jun-99            $56,246       $60,376       $61,921
  Jul-99            $54,266       $58,492       $59,951
  Aug-99            $54,239       $58,199       $60,929
  Sep-99            $53,306       $56,604       $59,649
  Oct-99            $56,920       $60,187       $64,153



|X|  Past performance is not predictive of future performance.

|X| The GLOBALT Growth Fund's historical results are net of all expenses, versus the gross market benchmark (the S&P 500 Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred.

|X| The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends and weighted toward stocks with large market capitalizations.

|X|  Inception Date: December 1, 1995.


We welcome our new shareholders and look forward to furthering the investment objectives of all our shareholders. We believe it is important to note that all GLOBALT 401(k) plan participants have elected to be investors in the Fund and collectively are among the Fund's largest shareholders.

Investment Approach

To review, our approach to managing the GLOBALT Growth Fund is to achieve long-term growth of capital by investing in U.S. companies which we believe offer superior growth potential through exposure to rapidly growing international markets. The Fund only invests in stocks of U.S. companies that are expected to derive a portion of their revenues outside the U.S. GLOBALT's investment team seeks to optimize the Fund's exposure to the best global opportunities.

Performance Review

We remind investors that the basic strategy of the Fund is to construct and manage a well-diversified, risk-controlled portfolio with the objective of outperforming broad market benchmarks over a market cycle. The turmoil in many of the economies in Asia and Latin America in 1998 and early 1999 have resulted in the most challenging environment the Fund has faced since its inception. The global economic outlook is improving which should benefit globally competitive U.S. companies and the Fund's strategy.

The Fund's strong performance in the later part of the fiscal year resulted in a total return of 26.67% for the fiscal year ended October 31, 1999. This surpassed the 25.67% return for the S&P 500 Index for same period.

In light of the recent press concerning capital gains taxes on mutual fund distributions, we would like to stress to investors that the GLOBALT Growth Fund is managed using a tax efficient strategy. The Fund achieved its return with comparatively few capital gains for fiscal year 1999 and therefore low taxable gains for investors. We continue to strive to effectively manage our distributions.

Commentary and Outlook
Future Growth is in the New Economy

We believe that the world economic order has changed permanently. Globalization of industries, unfathomable advances in technology/productivity, and business conducted on the Internet are combining to create very fast-paced, brutally competitive conditions, with powerful deflationary characteristics.

Thus, there is more to the current stalling of earnings and price momentum of value/commodity/ cyclical companies than concern over interest rates. Strategies that depend on cyclical recovery of product prices likely will be impaired. We also think that there is more to the near-obsession with technology stocks than just speculation. The basic means by which business is conducted is experiencing nothing short of a revolution. The chairman of Intel said recently that in five years time, all companies will have transformed themselves into Internet companies because it will be "mandatory and not optional" to conduct business via the Internet. These changes have overwhelming investment significance, and we believe portfolio managers must adapt to them to be successful in the years ahead. They aren't going to go away.

We cannot predict short-term trends as there are simply too many unresolved issues and too many moving parts. We can focus on the major variables that ultimately drive stock prices. The market will likely continue to focus on quality and growth (earnings momentum), and favor large cap over small cap. By definition, our portfolios are centered on these attributes and will continue to be. As implied throughout, longer term it is imperative to recognize "new growth," particularly in the technology and telecommunication sectors. Change is occurring there at warp speed, further intensified by industry consolidation.

By no means is the long period of out-performance by large cap stocks, and renewed current interest, a matter of default. One of the primary reasons for their strong relative performance is superior sales growth. A recent study by
Tom Galvine of Donaldson Lufkin Jenrette looks at sales growth among the largest, middle and smallest thirds of the S&P 500 Index by market capitalization. Within the sectors, the largest third experienced 13% sales growth on average versus 8% for the middle third and only 3% for the smallest capitalization names. Given this rapid growth despite their large size, it is understandable why investors have made larger capitalization names their preferred investments. These companies are clearly taking share in an ever more complex global marketplace and are reaping the reward of relatively high valuations from investors.

The Internet economy is having a far-reaching impact on business and lifestyle. It is creating large new markets, but in the process raising the risks to traditional businesses that may adapt too slowly to change. We are committed to investing in companies that will both build and exploit this new e-economy. Some repositioning of portfolios has and will continue to be necessary as we sort out the direction of change and the likely beneficiaries. Some of the companies we invest in will be less familiar but are well-respected global leaders in their fields. "Democratization" is occurring in some emerging technologies, in which newer companies, often founded or managed by experienced people from larger organizations, can compete successfully with long established companies.

Currently, earnings momentum (uninterrupted growth in earnings on a year-over-year basis) is the only game in town. Investment cycles have been shortened and volatility has increased. More turnover is necessary in diversified portfolios in order to be in the vanguard. We are attempting to take advantage of the volatility by trading more often but in smaller denominations in order to keep money in stocks that are succeeding and to minimize portfolio risk.

The improvement in world economies has two portfolio construction implications for us. First, many of our traditional companies, for example in the Consumer Non-Durables and Consumer Services sectors, derive 30% to 60% of their revenues from abroad and are experiencing increased demand. For two years we have reduced and maintained low exposure to Asia in particular, but for several months we have been actively working to increase non-U.S. revenue exposure. Secondly, we believe that strength in international economies will build gradually over the next several years, and that the best situated companies in the more cyclical Business Equipment & Services and Capital Goods sectors will demonstrate sustained growth over a three to five-year period. They have corrected sharply after their second quarter upward bounces and represent attractive values, and we are interested in using the best of these to add return and diversification to our portfolios. Financial service companies are inexpensive and should outperform once the interest rate controversy is resolved.

We accept that high volatility is now a permanent part of the investment environment. It almost certainly means that quarterly patterns of results, even of successful portfolios, will be more divergent - if for no other reason than because the make-up of benchmarks are also changing and becoming more volatile. Nevertheless, we are convinced that a longer-term vision of the global environment will yield opportunities to use short-term volatility to the advantage of portfolios.

With the world economic wind at our back now, we believe we are entering a several year cycle where portfolios of globally-competitive U.S. companies will be in their "sweet-spot."

As always, your questions and comments are welcome. We appreciate your confidence in the GLOBALT Growth Fund.

Sincerely,



Samuel E. Allen
Chief Executive Officer

                                 Fund Investment

Shares of the Fund are sold on a continuous basis.

Through the Fund's transfer agent, Unified Fund Services, you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $25,000 and minimum subsequent investments of $5,000 ($2,000 for IRA accounts). Shares may also be purchased through a broker dealer or other financial institution authorized by the Fund's distributor (investors may be charged a fee for this service). Purchases can be made by mail or by bank wire (please see prospectus for more information).

The Fund is also available through Fidelity's FUNDSNetwork with a minimum investment of $2,500 ($1,000 through a qualified retirement plan). It is listed as the AmeriPrime Funds - GLOBALT Growth Fund (symbol: GROWX). Fidelity can be reached at 1-800-544-9697.

The Fund is also available through the Schwab Mutual Fund OneSource service at 1-800-435-4000 or on the Internet at www.schwab.com. The minimum investment in the Fund through this service is $2,500 ($1,000 through a qualified retirement plan). The GLOBALT Growth Fund's mutual fund symbol at Schwab is GROWX. This enables the GLOBALT Growth Fund to be included as an investment option in 401(k) plans.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


GLOBALT GROWTH FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 1999

COMMON STOCKS - 94.6%                                                       SHARES                              VALUE

Advertising - 5.3%
Interpublic Group                                                              9,600                              $ 390,000
Omnicom Group                                                                  5,800                                510,400
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    900,400

                                                                                                     -----------------------
                                                                                                     -----------------------
BANKS - 5.2%

Bank of America Corp.                                                          5,300                                341,188
Citigroup, Inc.                                                               10,050                                543,956
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    885,144

                                                                                                     -----------------------
                                                                                                     -----------------------
BEVERAGES - 2.7%

Coca-Cola Co.                                                                  5,850                                345,150
Coca-Cola Enterprises                                                          4,600                                117,588
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    462,738

                                                                                                     -----------------------
                                                                                                     -----------------------
COMMUNICATIONS EQUIPMENT - 2.4%

Lucent Technologies, Inc.                                                      6,200                                398,350
                                                                                                     -----------------------
                                                                                                     -----------------------

Computer Services & Software - 17.7%
America Online, Inc. (a)                                                       2,500                                324,219
BMC Software (a)                                                               6,000                                385,125
Computer Sciences Corp. (a)                                                    6,100                                418,994
EMC Corp (a)                                                                   2,900                                211,700
Microsoft, Inc. (a)                                                            4,800                                444,300
Oracle Corp. (a)                                                               9,700                                461,356
Veritas Software (a)                                                           7,000                                755,125
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                  3,000,819

                                                                                                     -----------------------
                                                                                                     -----------------------
COMPUTERS & OFFICE EQUIPMENT - 8.8%

Cisco Systems, Inc. (a)                                                        7,324                                541,976
Dell Computer Corp. (a)                                                        3,600                                144,450
International Business Machines, Inc.                                          3,620                                356,117
Sun Microsystems, Inc. (a)                                                     4,300                                454,994
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                  1,497,537

                                                                                                     -----------------------
                                                                                                     -----------------------
DRUGS & PHARMACEUTICALS - 3.7%

Merck & Co., Inc.                                                              3,300                                262,556
Pfizer, Inc.                                                                   9,300                                367,350
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    629,906

                                                                                                     -----------------------
                                                                                                     -----------------------
ELECTRIC UTILITY - 1.2%

AES Corp. (a)                                                                  3,500                                197,531
                                                                                                     -----------------------
                                                                                                     -----------------------

Electrical Equipment - 4.2%
General Electric, Inc.                                                         5,200                                704,925
                                                                                                     -----------------------
                                                                                                     -----------------------
GLOBALT GROWTH FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 1999 - CONTINUED

COMMON STOCKS - CONTINUED                                                   SHARES                              VALUE

Electronic Instruments - 5.8%
Emerson Electric                                                               3,300                              $ 198,206
Honeywell, Inc.                                                                2,800                                295,225
Molex, Inc.- Class A                                                          14,800                                488,400
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    981,831

                                                                                                     -----------------------
                                                                                                     -----------------------
ELECTRONICS - 1.3%

Intel Corp.                                                                    2,800                                216,825
                                                                                                     -----------------------
                                                                                                     -----------------------

Entertainment - 1.7%
Time Warner Inc.                                                               4,200                                292,688
                                                                                                     -----------------------
                                                                                                     -----------------------

Finance - Diversified - 5.0%
American Express                                                               2,700                                415,800
Marsh & McLennan                                                               5,400                                426,937
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    842,737

                                                                                                     -----------------------
                                                                                                     -----------------------
HEALTH - DIVERSIFIED - 5.5%

Bristol-Myers Squibb, Inc.                                                     5,600                                430,150
Johnson & Johnson, Inc.                                                        2,712                                284,082
Warner-Lambert, Inc.                                                           2,600                                207,512
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    921,744

                                                                                                     -----------------------
                                                                                                     -----------------------
HOUSEHOLD PRODUCTS - 4.1%

Black & Decker Corp                                                            8,100                                348,300
Procter & Gamble, Inc.                                                         3,300                                346,088
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    694,388

                                                                                                     -----------------------
                                                                                                     -----------------------
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%

Ingersoll-Rand Co.                                                             7,100                                370,975
                                                                                                     -----------------------
                                                                                                     -----------------------

Insurance - 3.2%
American International Group                                                   5,202                                535,481
                                                                                                     -----------------------
                                                                                                     -----------------------

Manufacturers - Diversified - 1.8%
Monsanto Co.                                                                   7,900                                304,150
                                                                                                     -----------------------
                                                                                                     -----------------------

Medical Equipment & Supplies - 4.2%
Baxter International, Inc.                                                     7,500                                486,562
Stryker Corp.                                                                  3,600                                222,300
                                                                                                     -----------------------
                                                                                                     -----------------------
                                                                                                                    708,862

                                                                                                     -----------------------
                                                                                                     -----------------------
OIL & GAS - 2.5%

Texaco, Inc.                                                                   7,000                                429,625
                                                                                                     -----------------------
                                                                                                     -----------------------
GLOBALT GROWTH FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 1999 - CONTINUED

COMMON STOCKS - CONTINUED                                                   SHARES                              VALUE

Paper & Forest Products - 1.4%
Avery Dennison Corp.                                                           3,900                              $ 243,750
                                                                                                     -----------------------
                                                                                                     -----------------------

Restaurants - 2.6%
McDonald's Corp.                                                              10,600                                437,250
                                                                                                     -----------------------
                                                                                                     -----------------------

TRUCKING & FREIGHT - 2.1%

FDX Corp. (a)                                                                  8,300                                357,419
                                                                                                     -----------------------
                                                                                                     -----------------------

TOTAL COMMON STOCKS (COST $12,196,510)                                                                           16,015,075
                                                                                                     -----------------------
                                                                                                     -----------------------

                                                                        PRINCIPAL

                                                                         AMOUNT                              VALUE

Money Market Securities - 1.8%
Firstar Treasury Fund, 4.41% (b) (Cost $311,783)                             311,783                                311,783
                                                                                                     -----------------------
                                                                                                     -----------------------

TOTAL INVESTMENTS -  (COST $12,508,293) - 96.4%                                                                  16,326,858
                                                                                                     -----------------------
                                                                                                     -----------------------
OTHER ASSETS LESS LIABILITIES - 3.6%                                                                                607,182
                                                                                                     -----------------------
                                                                                                     -----------------------
TOTAL NET ASSETS - 100.0%                                                                                      $ 16,934,040
                                                                                                     =======================
                                                                                                     =======================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
29, 1999.




GLOBALT GROWTH FUND                                                                                       OCTOBER 31, 1999
Statement of Assets and Liabilities

ASSETS

Investment in securities, at value (cost $12,508,293)                                                         $ 16,326,858
Cash                                                                                                                   217
Receivable for fund shares sold                                                                                      1,000
Receivable for investment sold                                                                                     614,349
Dividends receivable                                                                                                 6,705
Interest receivable                                                                                                  2,520
                                                                                                     ----------------------
     TOTAL ASSETS                                                                                               16,951,649

LIABILITIES

Accrued investment advisory fee payable                                                  $ 16,543
Payable for fund shares redeemed                                                            1,066
                                                                           -----------------------
     TOTAL LIABILITIES                                                                                              17,609
                                                                                                     ----------------------

NET ASSETS                                                                                                    $ 16,934,040
                                                                                                     ======================

Net Assets consist of:
Paid in capital                                                                                                 12,274,610
Undistributed Net Investment Loss                                                                                   (2,886)
Accumulated undistributed net realized gain on investments                                                         843,751
Net unrealized appreciation on investments                                                                       3,818,565
                                                                                                     ----------------------

NET ASSETS, for 866,952 shares                                                                                $ 16,934,040
                                                                                                     ======================

NET ASSET VALUE

Net Assets

Offering price and redemption price per share  ($16,934,040 / 866,952)                                             $ 19.53
                                                                                                     ======================



GLOBALT GROWTH FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED OCTOBER 31, 1999


INVESTMENT INCOME

Dividend Income                                                                                                     $ 122,603
Interest Income                                                                                                        18,296
                                                                                                          --------------------
TOTAL INCOME                                                                                                          140,899


EXPENSES

Investment advisory fee                                                                      $ 183,642
Trustees' fees                                                                                   1,377
                                                                                   --------------------
Total expenses before reimbursement                                                            185,019
Reimbursed expenses                                                                             (1,377)
                                                                                   --------------------
Total operating expenses                                                                                              183,642
                                                                                                          --------------------
NET INVESTMENT INCOME (LOSS)                                                                                          (42,743)
                                                                                                          --------------------

REALIZED & UNREALIZED GAIN

Net realized gain on investment securities                                                     844,362
Change in net unrealized appreciation (depreciation)
  on investment securities                                                                   2,489,533
                                                                                   --------------------
Net gain on investment securities                                                                                   3,333,895
                                                                                                          --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $ 3,291,152
                                                                                                          ====================




GLOBALT GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR                         YEAR
                                                                           ENDED                       ENDED
                                                                        OCTOBER 31,                 OCTOBER 31,
                                                                           1999                         1998
                                                                   ----------------------      -----------------------
Increase/(Decrease) in Net Assets
Operations

  Net investment income (loss)                                                 $ (42,743)                    $ 14,740
  Net realized gain on investment securities                                     844,362                      687,055
  Change in net unrealized
    appreciation (depreciation)                                                2,489,533                      496,228
                                                                   ----------------------      -----------------------
  Net increase in net assets
    resulting from operations                                                  3,291,152                    1,198,023
                                                                   ----------------------      -----------------------
DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income                                                     (15,584)                      (5,420)
  From net realized gain                                                        (592,834)                    (753,352)
                                                                   ----------------------      -----------------------
                                                                   ----------------------      -----------------------
  Total distributions                                                           (608,418)                    (758,772)
                                                                   ----------------------      -----------------------
SHARE TRANSACTIONS

  Net proceeds from sale of shares                                             4,333,512                    3,441,709
  Shares issued in reinvestment of distributions                                 608,118                      758,704
  Shares redeemed                                                             (2,399,432)                    (933,230)
                                                                   ----------------------      -----------------------
NET INCREASE IN NET ASSETS RESULTING

  FROM SHARE TRANSACTIONS                                                      2,542,198                    3,267,183
                                                                   ----------------------      -----------------------
  TOTAL INCREASE IN NET ASSETS                                                 5,224,932                    3,706,434

NET ASSETS

  Beginning of period                                                         11,709,108                    8,002,674
                                                                   ----------------------      -----------------------
  End of period [including accumulated
    undistributed net investment income (loss)
    of $(2,886) and $12,698, respectively]                                  $ 16,934,040                 $ 11,709,108
                                                                   ======================      =======================




GLOBALT GROWTH FUND
FINANCIAL HIGHLIGHTS





                                                                       YEARS ENDED OCTOBER 31,
                                                              --------------------------------------------------------------------
                                                              --------------------------------------------------------------------
                                                                                                                       Period ended
                                                                                                                       October 31,
                                                     1999                     1998                     1997              1996 (A)
                                             -------------       ------------------       ------------------       ----------------
                                             -------------       ------------------       ------------------       ----------------
SELECTED PER SHARE DATA

Net asset value, beginning of period              $ 16.14                  $ 15.66                  $ 12.48                $ 10.00
                                             -------------       ------------------       ------------------       ----------------
                                             -------------       ------------------       ------------------       ----------------
Income from investment operations:

  Net investment income (loss)                      (0.05)                    0.02                     0.01                   0.01
  Net realized and unrealized gain                   4.27                     1.86                     3.34                   2.47
                                             -------------       ------------------       ------------------       ----------------
                                             -------------       ------------------       ------------------       ----------------
Total from investment operations                     4.22                     1.88                     3.35                   2.48
                                             -------------       ------------------       ------------------       ----------------
                                             -------------       ------------------       ------------------       ----------------
Less Distributions

  From net investment income                        (0.02)                   (0.01)                       -                      -
  From net realized gain                            (0.81)                   (1.39)                   (0.17)                     -
                                             -------------       ------------------       ------------------       ----------------
                                             -------------       ------------------       ------------------       ----------------
Total Distributions                                 (0.83)                   (1.40)                   (0.17)                     -
                                             -------------       ------------------       ------------------       ----------------
                                             -------------       ------------------       ------------------       ----------------
Net asset value, end of period                    $ 19.53                  $ 16.14                  $ 15.66                $ 12.48
                                             =============       ==================       ==================       ================
                                             =============       ==================       ==================       ================

TOTAL RETURN (b)                                    26.67%                   13.28%                   27.15%                 24.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                   $16,934                  $11,709                   $8,003              $3,443
Ratio of expenses to average net assets              1.17%                    1.17%                    1.17%               1.16% (c)
Ratio of expenses to average net assets
 before reimbursement                                1.18%                    1.19%                    1.19%               1.25% (c)
Ratio of net investment income (loss) to
  average net assets                               (0.27)%                  0.14%                    0.06%                 0.11% (c)
Ratio of net investment income (loss) to
  average net assets before reimbursement          (0.28)%                  0.12%                    0.04%                 0.02% (c)
Portfolio turnover rate                            120.46%                   83.78%                  110.01%              66.42% (c)

(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                               GLOBALT Growth Fund

                          Notes to Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     GLOBALT Growth Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified series, open-end management investment company. The Fund's investment objective is to provide long term growth of capital. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                               GLOBALT Growth Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains GLOBALT, Inc. (the "Advisor") to manage the Fund's investments. The advisor was organized as a Georgia corporation in 1990. Angela Allen, President of the Advisor, and Samuel Allen, Chairman of the Advisor, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 1999, the Advisor received a fee of $183,642 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the fiscal year ended October 31, 1999 to the extent necessary to maintain total expenses at the rate of 1.17%. For the year ended October 31, 1999, the Advisor reimbursed expenses of $1,377. There is no assurance that such reimbursement will continue in the future.

                               GLOBALT Growth Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the funds business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended October 31, 1999, the Administrator received fees of $30,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the year ended October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $12,274,610.

     Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------
                                         Year ended                                    Year ended
                                      October 31, 1999                              October 31, 1998

--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                Shares                  Dollars                  Shares                 Dollars

-------------------------------------------------------------------------------------------------------------------------
Shares sold                            237,096               $4,333,512                 216,459              $3,441,709
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends

                                        34,260                  608,118                  53,733                 758,704
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed

                                      (130,011)              (2,399,432)                (55,461)               (933,230)
-------------------------------------------------------------------------------------------------------------------------
                                       141,345               $2,542,198                 214,731              $3,267,183
-------------------------------------------------------------------------------------------------------------------------
                                       ======                 ========                  ======                ========








                               GLOBALT Growth Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 5.  INVESTMENTS

     For the year ended October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $20,132,200 and $18,159,591, respectively. The gross unrealized appreciation for all securities totaled $4,020,656 and the gross unrealized depreciation for all securities totaled $202,091 for a net unrealized appreciation of $3,818,565. The aggregate cost of securities for federal income tax purposes at October 31, 1999 was $12,508,293.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 8.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1999, the fund recorded permanent book/tax differences of $42,743 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
GLOBALT Growth Fund

We have audited the accompanying statement of assets and liabilities of the GLOBALT Growth Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GLOBALT Growth Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999

November 15, 1999


Dear Shareholder:

This certainly has been a tiring year, but an exciting one in many cases. Since October 31st of 1998, your Fund has enjoyed the joys of security ownership, as well as some of the perils. Nevertheless, owning the small stocks that characterize our portfolio has not proven as worthwhile as owning the large technology and financial services stocks that have dominated investor attention for so long. However, in my opinion, the Corbin Small-Cap Value Fund stands well-positioned to produce dramatic results when the market's eye turns toward smaller stocks. That is why I believe that every investor should have a substantial amount of his or her funds in this area of the marketplace.

The last few weeks, I have talked to a couple of old friends of mine, asking them their opinions about what they saw going on in the marketplace. One of them is one of the most brilliant analysts I know. He is a unique character in that he spends most of his time finding what not to like, and then "shorting" it. Besides providing some of America's largest money managers his insights (at $10,000 a year), he also runs one of the few funds devoted to shorting stocks. I never underestimate his analytical ability; usually, only his timing is in question. It is currently his belief that the most massive problem plaguing the U.S. economy is that the capital allocation process has been completely out of any realm of reason. To illustrate the point, look at the recent success the initial public offering of Akami Technologies (AKAM) had in the marketplace. Most investors have never heard of Akami, which sells a product that pulls up Web pages faster. The fourteen-month-old company had no revenues in 1998 and $1.3 million in the first nine months of 1999. Yet, as I write this, Akami has a market value in excess of $14 billion, about $2 billion more than Apple Computer. The firm was started by a professor on sabbatical and his graduate assistant, both of whom are now worth over $1.5 billion. Clearly, it does not take a genius of my friend's stature to figure out that there is something wrong. Yet, it does take some study of investor behavior to see that the process of ferreting out the best return on an investment in a company has become totally disconnected from company performance. If this is true, and I have every reason to believe it is, it clearly has more profound implications for the U.S. economy than a similar situation in Japanese real estate and stocks did for Japanese investors. That is because Japanese problems remained primarily Japanese problems, and because the transmittal of information is substantially faster today than in the past.

My other friend that provided insight into the current market situation is the manager of a major value fund. He is one of the smartest guys in America, having compiled an unbelievable record through 1997. Then, like for many value managers, 1998 and 1999 have proved challenging. It was interesting to get the perspective of someone who has managed money since the late 1960s and who had seen the "Go-Go" days of the early 1970s, as well as the 1973-74 bust. He indicated that the current market cycle had extended itself for three main reasons. First, the government's anti-trust regulation has been virtually non-existent, which allowed unchecked merging between large companies, exciting Wall Street. Second, the Asian Crisis has provided relief from price pressure in many key areas, while helping to lower interest rates worldwide. This has helped to extend the business cycle. Third, small companies have generally not had the same level of activity by the board of directors as by the directors at large companies. This has had the effect of not pushing management as hard to improve results when companies have stumbled.

I agree with all points made by these gentlemen, but also have a few of my own, namely the feeding frenzy on the part of investors for Internet-related issues, and the P/E ratios people are willing to pay. As I have talked to CEOs around the country, clearly there is "a giant sucking sound" as everyone tries to jump on the Internet bandwagon. If you do not have some Net strategy, investors do not show any interest in your firm. We believe that this will eventually lead to grueling competition, with unforeseen consequences for most investors. Our businesses in the Fund are well-equipped to deliver substantial financial results because of their ability to use technology for their benefit. Generally, most of our businesses have solid niches in their markets in which they either dominate or are major competitors. Over the long-term, this should lead to enhanced corporate profits, and a higher stock price. Later on, I will highlight some of these companies.

What do I foresee in the next year for the Fund? Starting in calendar 2000, I believe that we could see one of the greatest years in the history of the small-cap marketplace. The technology that investors have felt was only available to large companies should be used by small firms to begin to outperform their large-cap brethren. The snapback in the Asian, Latin American, and European economies should provide stronger markets for U.S. goods. Interest rates should remain near current levels for the next year, and investors should focus more closely on valuation. The other key factor that should continue to be a big part of the investment landscape is mergers/acquisitions. Mergers and acquisitions advanced many of the stock prices of the companies in the Fund, and this trend should continue into this next year.

PERFORMANCE REVIEW

For the year ended October 31, 1999, the Corbin Small-Cap Value Fund returned 1.96% and the Russell 2000 and S&P 600 Small-Cap were at 14.55% and 12.02%, respectively. The first two months of the Fund's year was a "killer" time period, as the problems with securities such as Aames Financial continued to plague the Fund. Yet, it was out of these situations that some of our strongest ideas were produced, as well as giving us the chance to add to some other positions at advantageous prices.

For those of you who are investing in this fund with taxable money, I should mention that the Fund has a large loss carry-forward that can be used to shelter future gains. This means that as smaller stocks recover and are sold at a profit, you would not receive a taxable distribution until all of the carry forwards are exhausted. This should result in a significant tax savings for investors.

Returns for the Year Ended October 31, 1999

-----------------------------------------------------------------------------
         Fund/Index              1 Year                 Average Annual Return
                                                           Since Inception
                                                            June 30, 1997
-----------------------------------------------------------------------------
Corbin Small-Cap Fund             1.96%                        -13.15%
S&P 600                          12.02%                         4.47%
Russell 2000                     14.55%                         4.76%
-----------------------------------------------------------------------------


                                   Corbin - $7,189             S&P 600 - $11,075         Russell 2000 - $11,056
                                ---------------------------------------------------------------------------------------
           6/30/97                         10,000                     10,000                       10,000
           7/31/97                         10,310                     10,629                       10,467
           8/31/97                         10,520                     10,897                       10,703
           9/30/97                         11,330                     11,617                       11,485
          10/31/97                         11,030                     11,116                       10,975
          11/30/97                         11,209                     11,035                       10,900
          12/31/97                         10,916                     11,257                       11,095
           1/31/98                         10,575                     11,037                       10,926
           2/28/98                         10,853                     12,043                       11,746
           3/31/98                         11,257                     12,503                       12,239
           4/30/98                         11,171                     12,577                       12,306
           5/30/98                         10,617                     11,910                       11,646
           6/30/98                         10,511                     11,945                       11,680
           7/31/98                          9,595                     11,031                       10,726
           8/31/98                          7,401                      8,905                        8,646
           9/30/98                          7,187                      9,448                        9,272
          10/31/98                          7,049                      9,887                        9,652
          11/30/98                          6,378                     10,443                       10,162
          12/31/98                          6,750                     11,109                       10,810
           1/31/99                          6,590                     10,969                       10,950
           2/28/99                          6,111                      9,981                        9,963
           3/31/99                          5,951                     10,109                       10,092
           4/30/99                          7,122                     10,777                       10,758
           5/31/99                          7,602                     11,038                       11,019
           6/30/99                          7,719                     11,667                       11,646
           7/31/99                          7,879                     11,564                       11,544
           8/31/99                          7,336                     11,055                       11,036
           9/30/99                          7,421                     11,103                       11,083
          10/31/99                          7,189                     11,075                       11,056


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 600 Index and the Russell 2000 Index on June 30, 1997 and held through October 31, 1999. The S&P 600 Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices and reinvestment of dividends, and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

FIVE STOCKS TO WATCH

There are a number of securities that we feel have very good appreciation potential in the next year and that we would like to highlight in our annual report. These are the Fund's largest concentrations, and should continue to be, going forward.

Titan Corporation - The company is primarily in the defense business but has three rapid-growth subsidiaries that are outgrowths of its primary business. The first, Cayenta.com, is an information technology company. The second, Surebeam, is in the food sterilization business. The third, Titan Technologies, is in the mobile telecom business. We believe that eventually the fast-growth subsidiaries will be spun off to shareholders, unlocking value. The defense business should continue its steady growth, making acquisitions and building value in a consolidating industry.

Successories, Inc. - The company is a leader in the motivational and people-recognition business. Currently, the company is in the process of divesting itself of its retailing assets, which it will use to clean up its balance sheet. Jack Miller, the well-known Chicago catalog entrepreneur, has just purchased a stake in the company and has been named chairman of the board. The company has high-margin products and an improving financial position, which when coupled with sales growth could yield spectacular profitability.

Pizza Inn - This franchiser of restaurants continues to repurchase its own shares, while paying a very good dividend. The company now has over 500 stores worldwide and is showing improving margins, coupled with sales growth.

Cyberonics - The company makes a device that controls the electrical impulses in the brain that cause epileptic seizures. It is currently in the process of showing that its products may cure chronic depression, as well as obesity. Since the market for these last two applications is substantially larger than for the nascent seizure market, the company could reap huge profits from its products.

Duckwall-Alco - Duckwall operates general merchandise stores in Midwestern and Southwestern towns with under 20,000 people. The company is currently trading at a very cheap valuation, is repurchasing shares, and is looking for other ways to enhance shareholder value.

CONCLUSION

The Fund has now been in existence for thirty months. During a large portion of that time, it matched or even exceeded the relevant market averages. The period from June 30th 1998 to December 31st 1998 was one that I would rather not repeat, for Fund holders or myself. With that said, I believe that great days are ahead of us for numerous reasons. Probably the most important is the belief that good people working hard will achieve superior results over the long-term. That is what our investment advisory firm is all about.

I have mentioned previously that my liquid investment net worth is in this Fund, which is still the case. If you know of someone who would like information on the Fund, please do not hesitate to call us at (800) 924-6848.

Finally, if you ever have any questions or comments about the Fund, please let me know. My name is the one over the door, and I will do what it takes to make this a successful experience for all shareholders. If you would like to reach me, please e-mail me at dcorbin@corbincom.com, call the above number, or send a letter to our office in Fort Worth.

Once again, I thank you for your faith in our efforts, and all of us are working hard to make sure it is rewarded.

Sincerely,



David A. Corbin, CFA
President & Chief
Investment Officer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Corbin Small-Cap Value Fund
Schedule of Investments - October 31, 1999

Common Stocks - 95.3%                                                Shares                        Value

BASIC INDUSTRIES-  9.7%
Iron & Steel - 2.8%
Quanex Corp.                                                          3,000                        $ 65,062
                                                                                           -----------------
                                                                                           -----------------

Manufacturers - Diversified - 2.3%
Griffon Corp. (a)                                                     7,000                          51,625
                                                                                           -----------------
                                                                                           -----------------

Metals & Mining - 1.6%

RTI International Metals (a)                                          5,000                          36,250
                                                                                           -----------------
                                                                                           -----------------

Paper & Forest Products - 3.0%
Republic Group                                                        4,000                          69,000
                                                                                           -----------------
                                                                                           -----------------

   TOTAL BASIC INDUSTRY                                                                             221,937
                                                                                           -----------------
                                                                                           -----------------

CONSTRUCTION & REAL ESTATE - 2.8%

Engineering - 2.8%

Butler Mfg.                                                           2,600                          64,188
                                                                                           -----------------
                                                                                           -----------------

DURABLES - 4.8%

Autos & Auto Parts - 4.8%

Bonded Motors Inc. (a)                                               27,200                          34,000
Wabash National Corp.                                                 4,715                          74,851
                                                                                           -----------------
                                                                                           -----------------
                                                                                                    108,851

                                                                                           -----------------
                                                                                           -----------------

ENERGY - 2.1%

Oil & Gas - 2.1%

Unifab International (a)                                              7,000                          47,250
                                                                                           -----------------
                                                                                           -----------------

FINANCE - 8.8%

Banks - 4.9%

First Financial Bankshares                                            1,800                          61,200
Independent Bankshares                                                3,700                          52,262
                                                                                           -----------------
                                                                                           -----------------
                                                                                                    113,462

                                                                                           -----------------
                                                                                           -----------------
Credit & Other Finance - 3.9%

Onyx Acceptance (a)                                                  13,000                          89,375
                                                                                           -----------------
                                                                                           -----------------

   TOTAL FINANCE                                                                                    202,837
                                                                                           -----------------
                                                                                           -----------------

HEALTH - 6.1%

Medical Equipment & Supplies - 6.1%

Cyberonics Inc (a)                                                   10,000                         140,625
                                                                                           -----------------
                                                                                           -----------------
Corbin Small-Cap Value Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                            Shares                        Value

MEDIA & LEISURE - 14.6%

Publishing - 3.4%

Thomas Nelson, Inc.                                                   8,000                        $ 77,000
                                                                                           -----------------
                                                                                           -----------------

Restaurants - 11.2%

CKE Restaurants                                                      10,400                          70,200
Lone Star Steakhouse/Saloon (a)                                       8,030                          64,240
Pizza Inn                                                            31,000                         124,000
                                                                                           -----------------
                                                                                           -----------------
                                                                                                    258,440

                                                                                           -----------------
                                                                                           -----------------

   TOTAL MEDIA & LEISURE                                                                            335,440
                                                                                           -----------------
                                                                                           -----------------

NON-DURABLES - 3.3%

Beverages - 3.3%

Lancer Corp. (a)                                                     14,900                          75,431
                                                                                           -----------------
                                                                                           -----------------

RETAIL & WHOLESALE - 21.1%

General Merchandise Stores - 4.3%

Duckwall-Alco Stores (a)                                             12,000                          97,500
                                                                                           -----------------
                                                                                           -----------------

Grocery Stores - 1.1%
Ingles Markets - Class A                                              2,000                          25,875
                                                                                           -----------------
                                                                                           -----------------

Specialty - 15.7%

Rush Enterprises (a)                                                  3,500                          52,062
Successories, Inc. (a)                                              115,000                         309,063
                                                                                           -----------------
                                                                                           -----------------
                                                                                                    361,125

                                                                                           -----------------
                                                                                           -----------------

   TOTAL RETAIL & WHOLESALE                                                                         484,500
                                                                                           -----------------
                                                                                           -----------------

TECHNOLOGY - 20.8%

Communications Equipment - 3.9%

Vtel Corp. (a)                                                       29,500                          90,344
                                                                                           -----------------
                                                                                           -----------------

Computer Services & Software - 14.0%

Carreker-Antinori, Inc. (a)                                          10,000                          68,750
Titan Corp. (a)                                                      15,000                         251,250
                                                                                           -----------------
                                                                                           -----------------
                                                                                                    320,000

                                                                                           -----------------
                                                                                           -----------------
Electronic Instruments - 2.9%

Herley Industries (a)                                                 5,500                          67,031
                                                                                           -----------------
                                                                                           -----------------

   TOTAL TECHNOLOGY                                                                                 477,375
                                                                                           -----------------
                                                                                           -----------------
Corbin Small-Cap Value Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                           Shares                        Value

TRANSPORTATION - 1.2%

Railroads - 1.2%

RailTex, Inc. (a)                                                     1,700                        $ 27,200
                                                                                           -----------------
                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $2,412,776)                                                             2,185,634
                                                                                           -----------------
                                                                                           -----------------

                                                                   Principal

Money Market Securities - 6.8%                                       Amount                        Value
Firstar Treasury Fund, 4.41% (b) (Cost $156,709)                    156,709                         156,709
                                                                                           -----------------
                                                                                           -----------------

TOTAL INVESTMENTS - 102.1% (Cost $2,569,485)                                                      2,342,343
                                                                                           -----------------
                                                                                           -----------------
Other Assets less Liabilities - (2.1%)                                                              (48,054)
                                                                                           -----------------
                                                                                           -----------------
Total Net Assets - 100.0%                                                                       $ 2,294,289
                                                                                           =================
                                                                                           =================



(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
29, 1999.


Corbin Small-Cap Value Fund                                                        October 31, 1999
Statement of Assets & Liabilities

Assets

Investment in securities, at value (cost $2,569,485)                                    $ 2,342,343
Cash                                                                                         10,360
Receivable for fund shares sold                                                                 400
Dividends receivable                                                                            320
Interest receivable                                                                             451
                                                                                 -------------------
     Total assets                                                                         2,353,874

Liabilities

Accrued investment advisory fee payable                                $ 2,485
Payable for securities purchased                                        35,688
Payable for fund shares redeemed                                        21,412
                                                             ------------------

     Total liabilities                                                                       59,585
                                                                                 -------------------

Net Assets                                                                              $ 2,294,289
                                                                                 ===================

Net Assets consist of:

Paid in capital                                                                         $ 3,375,218
Undistributed Net Investment Loss                                                            (1,444)
Accumulated net realized gain (loss) on investments                                        (852,343)
Net unrealized appreciation (depreciation) on investments                                  (227,142)
                                                                                 -------------------

Net Assets, for 340,113 shares                                                          $ 2,294,289
                                                                                 ===================

Net Asset Value

Net Assets

Offering price and redemption price per share  ($2,294,289 / 340,113)                        $ 6.75
                                                                                 ===================


Corbin Small-Cap Value Fund

Statement of Operations for the year ended October 31, 1999


Investment Income

Dividend Income                                                                                               $ 11,350
Interest Income                                                                                                 13,095
                                                                                                        ---------------
Total Income                                                                                                    24,445


Expenses

Investment advisory fee                                                                      $ 29,043
Trustees' fees                                                                                  1,377
                                                                                       ---------------
Total expenses before reimbursement                                                            30,420
Reimbursed expenses                                                                            (1,377)
                                                                                       ---------------
Total operating expenses                                                                                        29,043
                                                                                                        ---------------
Net Investment Income (Loss)                                                                                    (4,598)
                                                                                                        ---------------

Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                            (300,255)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                   327,949
                                                                                       ---------------
Net gain on investment securities                                                                               27,694
                                                                                                        ---------------
Net increase in net assets resulting from operations                                                          $ 23,096
                                                                                                        ===============



Corbin Small-Cap Value Fund
Statement of Changes in Net Assets

                                                                                       Year                    Year
                                                                                      ended                   ended

                                                                                   October 31,             October 31,
                                                                                       1999                    1998
                                                                                -------------------     -------------------
Increase/(Decrease) in Net Assets
Operations

  Net investment income (loss)                                                            $ (4,598)               $ (3,050)
  Net realized gain (loss) on investment securities                                       (300,255)               (467,038)
  Change in net unrealized appreciation (depreciation)                                     327,949                (599,782)
                                                                                -------------------     -------------------
  Net increase (decrease) in net assets resulting from operations                           23,096              (1,069,870)
                                                                                -------------------     -------------------
Distributions to shareholders

  From net investment income                                                                     -                  (1,444)
  From net realized gain                                                                         -                 (90,963)
                                                                                -------------------     -------------------
  Total distributions                                                                            -                 (92,407)
                                                                                -------------------     -------------------
Share Transactions

  Net proceeds from sale of shares                                                         747,375               2,309,098
  Shares issued in reinvestment of distributions                                                 -                  86,814
  Shares redeemed                                                                         (765,186)               (279,062)
                                                                                -------------------     -------------------
Net increase in net assets resulting

  from share transactions                                                                  (17,811)              2,116,850
                                                                                -------------------     -------------------
  Total increase in net assets                                                               5,285                 954,573

Net Assets

  Beginning of period                                                                    2,289,004               1,334,431
                                                                                -------------------     -------------------
  End of period [including accumulated net investment loss
    of $1,444 and $1,444, respectively]                                                $ 2,294,289             $ 2,289,004
                                                                                ===================     ===================


Corbin Small-Cap Value Fund
Financial Highlights

                                                            Year                   Year                  Period
                                                            ended                  ended                  ended
                                                            October 31,            October 31,            October 31,
                                                            1999                   1998                 1997 (a)
                                                       ----------------       ----------------       ----------------

Selected Per Share Data

Net asset value, beginning of period                            $ 6.62                $ 11.03                $ 10.00
                                                       ----------------       ----------------       ----------------
Income from investment operations
  Net investment income (loss)                                   (0.01)                 (0.01)                     -
  Net realized and unrealized gain (loss)                         0.14                  (3.76)                  1.03
                                                       ----------------       ----------------       ----------------
Total from investment operations                                  0.13                  (3.77)                  1.03
                                                       ----------------       ----------------       ----------------
Less Distributions

  From net investment income                                         -                  (0.01)                     -
  From net realized gain                                             -                  (0.63)                     -
                                                                              ----------------       ----------------
                                                       ----------------       ----------------
Total distributions                                                  -                  (0.64)                     -
                                                       ----------------       ----------------       ----------------
Net asset value, end of period                                  $ 6.75                 $ 6.62                $ 11.03
                                                       ================       ================       ================

Total Return (b)                                                 1.96%                 (36.07)%               10.30%

Ratios and Supplemental Data

Net assets, end of period (000)                                 $2,294                 $2,289                 $1,334
Ratio of expenses to average net assets                          1.25%                  1.25%                  1.23% (c)
Ratio of expenses to average net assets
  before reimbursement                                           1.31%                  1.30%                  1.23% (c)
Ratio of net investment income (loss) to
  average net assets                                             (0.20)%                (0.15)%                0.00%
Ratio of net investment income (loss) to
  average net assets before reimbursement                        (0.26)%                (0.20)%                0.00%
Portfolio turnover rate                                         65.66%                 86.42%                 20.41% (c)

(a) June 30, 1997 (commencement of operations) to October 31, 1997
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized

                           Corbin Small-Cap Value Fund

                          Notes to Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     The Corbin Small-Cap Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to provide long term capital appreciation to its shareholders. The Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           Corbin Small-Cap Value Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Loss carryforwards total $852,343 as of October 31, 1999: $300,255 expiring in 2007, and $552,088 expiring in 2006.

Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Corbin & Company (the "Advisor") to manage the Fund's investments. David A. Corbin, President of the Advisor, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 1999, the Advisor has received a fee of $29,043 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the fiscal year ended October 31, 1999, to the extent necessary to maintain total operating expenses at the rate of 1.25%. For the year ended October 31, 1999, the Advisor reimbursed expenses of $1,377. There is no assurance that such reimbursement will continue in the future.

                           Corbin Small-Cap Value Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended October 31, 1999, the Administrator received fees of $17,500 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the year ended October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $3,375,218.

     Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------
                         Year ended                                    Year ended
                         October 31, 1999                              October 31, 1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                            Shares                  Dollars                 Shares           Dollars

--------------------------------------------------------------------------------------------------------------------
Shares sold                114,423                $747,375                248,212           $2,309,098
--------------------------------------------------------------------------------------------------------------------
Shares issued in
reinvestment of dividends        -                       -                  8,831               86,814
--------------------------------------------------------------------------------------------------------------------
Shares redeemed

                          (120,150)               (765,186)               (32,184)            (279,062)
--------------------------------------------------------------------------------------------------------------------
                            (5,727)               $(17,811)               224,859            $2,116,850
--------------------------------------------------------------------------------------------------------------------
                            ======                  =======               ======               =======







                           Corbin Small-Cap Value Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 5. INVESTMENTS

     For the year ended October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $1,384,050 and $1,345,159, respectively. The gross unrealized appreciation for all securities totaled $288,807 and the gross unrealized depreciation for all securities totaled $515,949 for a net unrealized depreciation of $227,142. The aggregate cost of securities for federal income tax purposes at October 31, 1999 was $2,569,485.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1999, Charles Schwab & Co. owned of record in aggregate more than 43% of the Fund.

NOTE 8.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of October 31, 1999, the Fund recorded permanent book/tax differences of $4,598 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Corbin Small-Cap Value Fund

We have audited the accompanying statement of assets and liabilities of the Corbin Small-Cap Value Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Corbin Small-Cap Value Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999

December 21, 1999


Dear Shareholders:

After an exceptionally strong start to our year, the summer proved once again to be a difficult one for the stock market. Despite the fact that most of our companies have continued to deliver solid earnings, nervous investors once again panicked and sold stocks during August and September, especially in the financial sector.

Results

The Marathon Value Fund's fiscal year ended on October 31, 1999. During the last six months the Fund was up 3.94%, while the Russell 2000 was down 0.27%. For the last twelve months the fund was up 9.04%, while the Russell 2000 was up 14.94%. Comparative results since inceptions are shown below.

Returns for the Period Ended 10/31/99

             ----------------- ----------- -----------------------------
                Fund/Index       1 Year    Average Annual Return Since
                                                    Inception

             ----------------- ----------- -----------------------------
             ----------------- ----------- -----------------------------
             Marathon Value      9.04%                -4.66%
             Fund
             ----------------- ----------- -----------------------------
             ----------------- ----------- -----------------------------
             Russell 2000        14.94%               -4.35%
             ----------------- ----------- -----------------------------

              Date          Russell 2000                  MVF
              3/9/98        $ 10,000.00               $ 10,000.00
              3/31/98       $ 10,424.18               $ 10,050.00
              4/30/98       $ 10,472.11               $ 10,320.00
              5/31/98       $  9,902.41               $  9,920.00
              6/30/98       $  9,919.11               $  9,510.00
              7/31/98       $  9,102.84               $  8,800.00
              8/31/98       $  7,328.89               $  7,310.00
              9/30/98       $  7,884.93               $  7,630.00
              10/30/98      $  8,201                  $  8,480
              11/30/98      $  8,626                  $  8,790
              12/30/98      $  9,151                  $  8,970
              1/30/99       $  9,265                  $  8,850
              2/28/99       $  8,507                  $  8,410
              3/30/99       $  8,623                  $  8,470
              4/30/99       $  9,386                  $  8,880
              5/30/99       $  9,513                  $  9,200
              6/30/99       $  9,925                  $  9,640
              7/30/99       $  9,645                  $  9,380
              8/30/99       $  9,278                  $  9,030
              9/30/99       $  9,267                  $  8,810
              10/30/99      $  9,296                  $  9,230





The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index on March 12, 1998 and held through October 31, 1999. The Russell 2000 Index is widely recognized unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices, reinvestment of dividends, and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

Portfolio's Largest Positions

As of October 31, we were 88.5% invested in stocks and 11.5% in cash. At period end our five largest holdings consisted of the following:

         Dress Barn operates a national chain of value-priced specialty stores offering fashion apparel to working women.

         Computer Sciences Corporation provides information technology services to commercial and government markets.

         CSG Systems International provides customer care and billing solutions for cable providers, on-line service markets, and telephony providers.

         Pepsico, Inc operates world-wide soft drink, juice, and snack food businesses. Products include Pepsi Cola, Slice, Tropicana Pure Premium, as well as snack foods such as Lay's potato chips, Doritos and Rold Gold pretzels.

         MCI Worldcom, Inc. provides consumers and businesses with local, long-distance, Internet, data, and international communications services.

Investment Outlook

The third-quarter earnings reports have been coming in strongly. With the yield curve steepening in anticipation of another Fed rate hike, it seems that the markets are well positioned for a rotation back to a more valuation-sensitive approach.

One wild card is the Y2K phenomenon. While we have recently heard companies blaming earnings weakness on Y2K, it has not been as wide spread as many expected. We are closely tracking investor perceptions and popular thought. If enough people become concerned - regardless of whether the concerns have any rational basis - the concerns themselves can cause significant short-term dislocations in the markets. Thus far, it seems the markets, while increasingly fickle, have been willing to attribute news of such Y2K weakness to the specific companies reporting it, as opposed to a "broad-brushed approach." If such is not the case, investors may gravitate back toward the large growth stocks without regard to valuation. We will monitor these actions closely and adjust tactically if the situation warrants.

We have been selectively buying shares in finance, healthcare and technology stocks when these fears grow. Especially as of late, the stocks we have been buying have target prices 30-50% higher over the next twelve to eighteen months. On the other side, we will be willing to part with shares when investors become overly optimistic and drive share prices back through their fair values.

It is times like this that remind us that stock investing is a long-term process. In order to enjoy returns greater than you would get in a money market fund or a certificate of deposit, you have to be willing to live with the volatility. We remain convinced that market timing will not work and are confident that purchasing the stocks of solid, growing companies at attractive valuations will continue to provide good returns over reasonable time periods.

Summary

Both in my personal life and at work, I am amazed at how fast change is occurring. My daughters are growing up much more rapidly than I think they should, and the investment world is changing at a pace never before seen. Companies that may not have even existed two years ago are being valued in the billions of dollars, and the speed of information flow is overwhelming at times.

The increasing complexity is also causing us to make rapid changes. In the last year and a half we have added three new people and have taken a more pro-active approach to searching out new investment ideas for the fund. The stocks you are seeing in the fund like CSG Systems, Transaction Systems Architects and BMC Software may not be as familiar as Disney, Gillette or General Motors, but we believe the profit potential is something to be excited about.

We continue to avoid buying stocks values in the billions that could theoretically make money some day. A good example of this is a company called Webvan. This company recently went public and was valued at over $8 billion. The company has revenues of $11.9 million and while it hopes to have revenues of $500 million in 2001, it also expects to lose over $300 million in that same year. We believe that we will make significantly more money investing in Albertson's. Albertson's is valued at a little over $14 billion and expects to make a profit after tax next year of over $1.2 billion. While we acknowledge that Internet grocers will have some impact on traditional grocers, we prefer to invest in the company that has shown increasing revenues and profits for the last 29 years, than "invest" in an Internet grocer that is projecting a loss of $300 million two years down the road.

While quarter-to-quarter and annual results will vary, we will continue to uncover value opportunities often overlooked by other investors. Successful investing in today's busy world takes time and patience. We have the experience necessary to make it work for our shareholders.

Sincerely,


Mark Matsko, CFA
Portfolio Manager

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Marathon Value Fund

Schedule of Investments - October 31, 1999

Common Stocks - 89.1%                                                         Shares                            Value

BASIC INDUSTRIES - 6.2%
Manufacturers - Diversified - 4.7%
Teleflex, Inc.                                                                  2,400                            $ 81,750
Tyco International, Inc.                                                        2,750                             109,828
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  191,578

                                                                                                       -------------------
                                                                                                       -------------------
Paper & Forest Products - 1.5%
T J International Inc.                                                          2,000                              62,000
                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL BASIC INDUSTRIES                                                                                         253,578
                                                                                                       -------------------
                                                                                                       -------------------

CONSTRUCTION & REAL ESTATE - 3.8%
Building Materials - 2.1%
Masco Corp.                                                                     2,800                              85,400
                                                                                                       -------------------
                                                                                                       -------------------

Construction - 1.7%
Clayton Homes, Inc.                                                             7,000                              70,875
                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL CONSTRUCTION & REAL ESTATE                                                                               156,275
                                                                                                       -------------------
                                                                                                       -------------------

DURABLES - 0.5%
Consumer Durables - 0.5%
Helen of Troy Ltd. (b)                                                          2,500                              22,344
                                                                                                       -------------------
                                                                                                       -------------------

ENERGY - 3.5%
Oil & Gas- 3.5%
Anadarko Petroleum, Inc.                                                        3,300                             101,681
Texaco, Inc.                                                                      700                              42,963
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  144,644

                                                                                                       -------------------
                                                                                                       -------------------
FINANCE - 14.0%
Banks - 7.6%
Bank of America Corp.                                                           1,900                             122,313
Chase Manhattan, Inc.                                                           1,000                              87,375
Citigroup, Inc.                                                                 1,900                             102,837
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  312,525

                                                                                                       -------------------
                                                                                                       -------------------
Federal Sponsored Credit - 2.2%
Federal National Mortgages                                                      1,300                              91,975
                                                                                                       -------------------
                                                                                                       -------------------

Investment Company - 2.6%
Bear Stearns Cos.                                                               2,535                             108,054
                                                                                                       -------------------
                                                                                                       -------------------
Marathon Value Fund

Schedule of Investments - October 31, 1999 - continued

Common stocks - continued

                                                                              Shares                            Value
FINANCE - continued
Real Estate Investment Trusts - 1.6%
Ventas, Inc.(b)                                                                13,600                            $ 66,300
                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL FINANCE                                                                                                  578,854
                                                                                                       -------------------
                                                                                                       -------------------

HEALTH - 12.4%
Diversified - 1.9%
Warner-Lambert, Inc.                                                            1,000                              79,812
                                                                                                       -------------------
                                                                                                       -------------------

Drugs & Pharmaceuticals - 6.2%
Lilly (Eli)                                                                     1,800                             123,975
Merck & Co., Inc.                                                                 600                              47,737
Watson Pharmaceuticals (b)                                                      2,600                              82,550
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  254,262

                                                                                                       -------------------
                                                                                                       -------------------
Medical Equipment & Supplies - 4.3%
Biomet, Inc.                                                                    3,100                              93,388
Guidant Corp.                                                                   1,650                              81,469
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  174,857

                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL HEALTH                                                                                                   508,931
                                                                                                       -------------------
                                                                                                       -------------------

MEDIA & LEISURE - 5.7%
Broadcasting - 3.5%
Comcast Corp-class A, Non-voting                                                1,900                              80,038
MediaOneGroup (b)                                                                 900                              63,956
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  143,994

                                                                                                       -------------------
                                                                                                       -------------------
Entertainment - 2.2%
Time Warner, Inc.                                                               1,300                              90,594
                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL MEDIA & LEISURE                                                                                          234,588
                                                                                                       -------------------
                                                                                                       -------------------

NON-DURABLES - 3.3%
Beverages - 3.3%
PepsiCo, Inc.                                                                   3,900                             135,281
                                                                                                       -------------------
                                                                                                       -------------------

RETAIL & WHOLESALE - 9.6%
Apparel Stores - 6.9%
Dress Barn (b)                                                                  9,100                             161,810
Men's Warehouse (b)                                                             5,600                             122,850
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  284,660

                                                                                                       -------------------
                                                                                                       -------------------
Marathon Value Fund

Schedule of Investments - October 31, 1999 - continued

Common stocks - continued                                                     Shares                            Value

RETAIL & WHOLESALE - continued
Grocery Stores - 2.7%
Albertson's Inc.                                                                3,020                           $ 109,664
                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL RETAIL & WHOLESALE                                                                                       394,324
                                                                                                       -------------------
                                                                                                       -------------------

SERVICES - 2.0%
Services - 2.0%
NOVA Corp. (b)                                                                  3,100                              80,600
                                                                                                       -------------------
                                                                                                       -------------------

TECHNOLOGY - 21.1%
Communications Equipment - 2.9%
ADC Telecommunications, Inc.(a) (b)                                             2,500                             119,219
                                                                                                       -------------------
                                                                                                       -------------------

Computer Services & Software - 16.0%
BMC Software (b)                                                                1,100                              70,606
Computer Sciences Corp. (b)                                                     2,000                             137,375
Compuware Corp. (b)                                                             3,700                             102,906
CSG Systems International, Inc. (b)                                             4,000                             137,250
SunGard Data Systems (b)                                                        5,000                             122,188
Transaction Systems Architects (b)                                              2,900                              89,175
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  659,500

                                                                                                       -------------------
                                                                                                       -------------------
Computers & Office Equipment - 2.2%
International Business Machines, Inc.                                             900                              88,537
                                                                                                       -------------------
                                                                                                       -------------------

   TOTAL TECHNOLOGY                                                                                               867,256
                                                                                                       -------------------
                                                                                                       -------------------

TRANSPORTATION - 3.9%
Trucking & Freight - 3.9%
Covenant Transport - Class A (b)                                                5,000                              76,875
Werner Enterprises                                                              5,150                              82,078
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                  158,953

                                                                                                       -------------------
                                                                                                       -------------------
UTILITIES -  3.1%
Telephone Services - 3.1%
MCI WorldCom (b)                                                                1,500                             128,719
                                                                                                       -------------------
                                                                                                       -------------------

TOTAL COMMON STOCKS (Cost $3,610,996)                                                                           3,664,347

                                                                                                       -------------------
                                                                                                       -------------------



Marathon Value Fund

Schedule of Investments - October 31, 1999 - continued

                                                                      Principal

                                                                        Amount                            Value
MONEY MARKET SECURITIES - 11.5%
Firstar Treasury Fund, 4.41% (c) (Cost $472,900)                        472,900                                $ 472,900
                                                                                                       -------------------
                                                                                                       -------------------

TOTAL INVESTMENTS - 100.6% (Cost $4,083,896)                                                                    4,137,247
                                                                                                       -------------------
                                                                                                       -------------------
Other Assets less Liabilities - (0.6%)                                                                            (21,153)
                                                                                                       -------------------
                                                                                                       -------------------
TOTAL NET ASSETS - 100.0%                                                                                      $4,116,094
                                                                                                       ===================
                                                                                                       ===================



(a) Security is segregated as collateral for options written.
(b) Non-income producing
(c) Variable rate security; the coupon rate shown represents the rate at October
31, 1999.

Call Options Written October 31, 1999
                                                                                          Shares
                                                                                         Subject

Common Stocks / Expiration Date @ Exercise Price                                         to Call             Value

ADC Telecommunications, Inc.  / February 2000 @ 40
   (premiums received $18,312)                                                             2,500                 $ 24,375
                                                                                                       ===================
                                                                                                       ===================



Marathon Value Fund                                                                                October 31, 1999
Statement of Assets & Liabilities

Assets

Investment in securities, at value (cost $4,083,896)                                                     $4,137,247
Cash                                                                                                          4,959
Dividends receivable                                                                                          1,939
Interest receivable                                                                                           1,349
                                                                                                 -------------------
     Total assets                                                                                         4,145,494

Liabilities

Accrued investment advisory fee payable                                               $ 5,025
Covered call options written -
   premiums received $18,312                                                           24,375
                                                                           -------------------
     Total liabilities                                                                                       29,400
                                                                                                 -------------------

Net Assets                                                                                               $4,116,094
                                                                                                 ===================

Net Assets consist of:
Paid in capital                                                                                          $4,348,518
Undistributed Net Investment Loss                                                                               (16)
Accumulated undistributed net realized loss on security transactions                                       (337,914)
Accumulated undistributed net realized gain on options transactions                                          58,218
Net unrealized appreciation on investments                                                                   47,288
                                                                                                 -------------------

Net Assets, for 446,066 shares                                                                           $4,116,094
                                                                                                 ===================

Net Asset Value

Net Assets

Offering price and redemption price per share  ($4,116,094 / 446,066)                                        $ 9.23

                                                                                                ===================



Marathon Value Fund

Statement of Operations for the year ended October 31, 1999


Investment Income

Dividend Income                                                                                          $ 31,693
Interest Income                                                                                            22,418
                                                                                              --------------------
Total Income                                                                                               54,111


Expenses

Investment advisory fee                                                           $ 56,824
Trustees' fees                                                                       1,377
                                                                        -------------------
Total expenses before reimbursement                                                 58,201
Reimbursed expenses                                                                 (1,377)
                                                                        -------------------
Total operating expenses                                                                                   56,824
                                                                                              --------------------
Net Investment Income (Loss)                                                                               (2,713)
                                                                                              --------------------

Realized & Unrealized Gain

Net realized gain (loss) on investment securities                                  (79,076)
Net realized gain on options transactions                                           39,468
Change in net unrealized appreciation (depreciation)
  on investment securities                                                         352,742
                                                                        -------------------
Net gain (loss) on investment securities                                                                  313,134
                                                                                              --------------------
Net increase in net assets resulting from operations                                                    $ 310,421
                                                                                              ====================



Marathon Value Fund
Statement of Changes in Net Assets

                                                                                   Year                    Period
                                                                                   ended                   ended
                                                                                October 31,             October 31,
                                                                                   1999                   1998 (a)
                                                                             ------------------       -----------------
Increase/(Decrease) in Net Assets
Operations

  Net investment income                                                               $ (2,713)                $ 6,326
  Net realized gain (loss) on investment securities                                    (79,076)               (258,838)
  Net realized gain on options transactions                                             39,468                  18,750
  Change in net unrealized appreciation (depreciation)                                 352,742                (305,454)
                                                                             ------------------       -----------------
  Net increase (decrease) in net assets
                                                                             ------------------       -----------------
    resulting from operations                                                          310,421                (539,216)
                                                                             ------------------       -----------------
Distributions to shareholders

  From net investment income                                                            (6,342)                      -
                                                                             ------------------       -----------------
Share Transactions

  Net proceeds from sale of shares                                                     617,317               3,806,088
  Shares issued in reinvestment of distributions                                         6,329                       -
  Shares redeemed                                                                      (70,282)                 (8,221)
                                                                             ------------------       -----------------
Net increase in net assets resulting
  from share transactions                                                              553,364               3,797,867
                                                                             ------------------       -----------------
  Total increase in net assets                                                         857,443               3,258,651

Net Assets

  Beginning of period                                                                3,258,651                       -
                                                                             ------------------       -----------------
  End of period [including accumulated
    undistributed net investment income(loss)
    of $(16) and $6,326, respectively]                                              $4,116,094              $3,258,651
                                                                             ==================       =================


(a)  March 12, 1998 (commencement of operations) to October 31, 1998




Marathon Value Fund
Financial Highlights

                                                                       Year                      Period
                                                                       ended                      ended
                                                                        October 31,                October 31,
                                                                       1999                     1998 (a)
                                                                 ------------------         ------------------
Selected Per Share Data

Net asset value, beginning of period                                        $ 8.48                    $ 10.00
                                                                 ------------------         ------------------
Income from investment operations
  Net investment income                                                      (0.01)                      0.02
  Net realized and unrealized gain (loss)                                     0.78                      (1.54)
                                                                 ------------------         ------------------
Total from investment operations                                              0.77                      (1.52)
                                                                 ------------------         ------------------
Less Distributions

  From net investment income                                                 (0.02)                         -
                                                                 ------------------         ------------------
Net asset value, end of period                                              $ 9.23                     $ 8.48
                                                                 ==================         ==================

Total Return (b)                                                             9.04%                     (15.20)%

Ratios and Supplemental Data

Net assets, end of period (000)                                             $4,116                     $3,259
Ratio of expenses to average net assets                                      1.48%                      1.47% (c)
Ratio of expenses to average net assets
   before reimbursement                                                      1.51%                      1.50% (c)
Ratio of net investment income (loss) to
   average net assets                                                        (0.07)%                    0.36% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                                   (0.11)%                    0.33% (c)
Portfolio turnover rate                                                    140.37%                     61.04% (c)


(a)  March 12, 1998 (commencement of operations) to October 31, 1998
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                               Marathon Value Fund

                          Notes To Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     Marathon Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide maximum long-term capital appreciation. The Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                               Marathon Value Fund

                          Notes To Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year. The Fund has loss carryforwards of $279,696 at October 31, 1999; $39,608 expiring in 2007 and $240,088 expiring in 2006.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Burroughs & Hutchinson, Inc. (the "Advisor") to manage the Fund's investments. Mark Matsko, the Fund's portfolio manager, is primarily responsible for the day-to-day management of the Fund's portfolio.


                               Marathon Value Fund

                          Notes To Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.48% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 1999, the Advisor has received a fee of $56,824 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the fiscal year ended October 31, 1999 to the extent necessary to maintain total operating expenses at the rate of 1.48%. For the year ended October 31, 1999, the Advisor reimbursed expenses of $1,377. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended October 31, 1999, the Administrator received fees of $30,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the Distributor) to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the year ended October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $4,348,518.

                               Marathon Value Fund

                          Notes To Financial Statements

                          October 31, 1999 - continued

NOTE 4.  SHARE TRANSACTIONS- continued

Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------
                                         Year ended                                   Period ended
                                      October 31, 1999                            October 31, 1998 (a)
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                      Shares              Dollars                      Shares                 Dollars

-------------------------------------------------------------------------------------------------------------------------
Shares sold                           69,009              $617,317                      385,265              $3,806,088
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends

                                         718                 6,329                         -                       -
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed

                                      (7,846)              (70,282)                      (1,080)                 (8,221)
-------------------------------------------------------------------------------------------------------------------------
                                      61,881              $553,364                      384,185              $3,797,867
-------------------------------------------------------------------------------------------------------------------------
                                       ======             =======                        ======                 ========

(a) March 12, 1998 (commencement of operations) to October 31, 1998

NOTE 5. INVESTMENTS

     For the year ended October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $5,043,345 and $4,658,167, respectively. As of October 31, 1999, the gross unrealized appreciation for all securities totaled $307,078 and the gross unrealized depreciation for all securities totaled $259,790 for a net unrealized appreciation of $47,288. The aggregate cost of securities for federal income tax purposes at October 31,1999, was $4,083,896.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               Marathon Value Fund

                          Notes To Financial Statements

                          October 31, 1999 - continued

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1999, Charles Schwab & Co. owned of record in aggregate more than 73% of the Fund.

NOTE 8. CALL OPTIONS WRITTEN

     As of October 31, 1999, portfolio securities valued at $119,219 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the year ended October 31, 1999 were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                        Number of             Premiums
                                                                        Contracts             Received

--------------------------------------------------------------------------------------------------------------
Options outstanding at October 31, 1998                                      210              $45,075
--------------------------------------------------------------------------------------------------------------
Options written                                                               25               18,312
--------------------------------------------------------------------------------------------------------------
Options terminated in closing purchase transactions                          (65)              (7,394)
--------------------------------------------------------------------------------------------------------------
Options expired                                                             (115)             (34,644)
--------------------------------------------------------------------------------------------------------------
Options exercised                                                            (30)              (3,037)
--------------------------------------------------------------------------------------------------------------
Options outstanding at October 31, 1999                                       25               $18,312
--------------------------------------------------------------------------------------------------------------
                                                                            ======            =========


NOTE 9.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1999, the fund recorded permanent book/tax differences of $2,713 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Marathon Value Fund

We have audited the accompanying statement of assets and liabilities of the Marathon Value Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marathon Value Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999

                                      Fountainhead Special Value Fund
                                             Shareholder Letter

Dear Fellow Shareholders:

October 31, 1999 marked the completion of the Fountainhead Special Value Fund's third fiscal year. Our long-term results, thus far, are outstanding. Since the Fund's inception on December 31, 1996, our cumulative return is 131.2%. The annualized return for this period is a very rewarding 34.4%, versus 13.6% for the Russell Midcap Index, 25.6% for the S&P 500 Index, and 7.6% for the Russell 2000 Index.

For the 1999 fiscal year, which turned out to be a stellar one for Fountainhead, the Fund had a return of 81.3%, easily outperforming any comparable benchmark. Over the same one-year period, the Russell Midcap returned 17.6%, the S&P 500 27.1%, and the Russell 2000 16.1%.

------------------------------------------------------------------------------
Returns for the Periods Ended 10/31/99

------------------------------------------------------------------------------
                                 Average Annual
                             Return Since Inception

------------------------------------------------------------------------------
Fund/Index                                     1 Year         December 31, 1996
----------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Fountainhead Special Value Fund                 81.3%              34.4%
------------------------------------------------------------------------------
Russell MidCap Index                            17.6%              15.3%
------------------------------------------------------------------------------
Russell 2000 Index                              16.1%               7.5%


------------------------------------------------------------------------------

                             Fountainhead Special Value                 Russell 2000                    Russell Midcap
                                 Fund - $23,105                          Index- $12,266                 Index - $14,960
     12/96                         $10,000                                  $10,000                         $10,000
      1/97                         $10,420                                  $10,200                         $10,374
      2/97                         $10,830                                   $9,952                         $10,358
      3/97                         $10,140                                   $9,482                          $9,918
      4/97                          $9,860                                   $9,509                         $10,165
      5/97                         $10,869                                  $10,567                         $10,907
      6/97                         $11,560                                  $11,021                         $11,264
      7/97                         $11,990                                  $11,533                         $12,203
      8/97                         $11,860                                  $11,797                         $12,270
      9/97                         $12,950                                  $12,661                         $12,759
     10/97                         $13,370                                  $12,105                         $12,263
     11/97                         $13,070                                  $12,026                         $12,555
     12/97                         $13,665                                  $12,237                         $12,902
      1/98                         $13,433                                  $12,043                         $12,659
      2/98                         $14,757                                  $12,933                         $13,649
      3/98                         $15,910                                  $13,466                         $14,296
      4/98                         $16,476                                  $13,540                         $14,332
      5/98                         $15,758                                  $12,810                         $13,887
      6/98                         $16,232                                  $12,837                         $14,080
      7/98                         $15,424                                  $11,798                         $13,409
      8/98                         $11,976                                   $9,506                         $11,263
      9/98                         $12,229                                  $10,251                         $11,992
     10/98                         $12,481                                  $10,669                         $12,810
     11/98                         $11,730                                  $11,232                         $13,417
     12/98                         $12,913                                  $11,933                         $14,205
      1/99                         $13,967                                  $12,088                         $14,181
      2/99                         $14,240                                  $11,114                         $13,708
      3/99                         $15,352                                  $11,285                         $14,137
      4/99                         $16,534                                  $12,296                         $15,182
      5/99                         $17,382                                  $12,476                         $15,138
      6/99                         $18,665                                  $13,040                         $15,673
      7/99                         $19,008                                  $12,683                         $15,242
      8/99                         $18,927                                  $12,213                         $14,847
      9/99                         $20,210                                  $12,216                         $14,324
     10/99                         $23,105                                  $12,266                         $14,960


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell MidCap Index, and the Russell 2000 Index on December 31, 1996 and held through October 31, 1999. The Russell MidCap Index and the Russell 2000 Index are widely recognized, unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices and the reinvestment of dividends; they are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Aside from performance, this last fiscal year has been an exciting year for the Fund as several major milestones were passed. First, we received a ticker symbol, KINGX, so it is now easier for you to access our NAV. Second, Fountainhead's results have propelled the Fund to the top of its peer group. As of October 29, 1999, the Fund ranked first in performance for the one year ended October 31, 1999, out of 159 mid-cap value funds, according to Lipper Analytical Services. Finally, the Fund topped $14 million in assets.

Performance this past year was driven primarily by outstanding results from our holdings in telecommunications stocks. In late December 1998, Vodafone entered into a definitive agreement to acquire AirTouch Communications at a significant premium--an action which would serve to unlock the inherent value in the wireless industry. AirTouch was a major domino to fall in the wireless group, sparking a round of consolidation and intense interest in the industry; leading to an explosion in share price appreciation. For example, for the year ended October 31, 1999, Rural Cellular has risen 402% in price, OmniPont +345%, Nextel Communications +327%, Global Crossing (which acquired Frontier Communications) +232%, Telephone & Data Systems +230%, Western Wireless +196%, and Clearnet Communications +179%--all of which are owned by the Fund. In addition to telecommunications stocks, strong performance was generated by broadcasting/cable stocks (CMP Media + 231%, Cablevision Systems +68%, Getty Images +67%, MediaOne Group +60%, and UnitedGlobalCom +58%). Some of the Fund's other holdings, such as select healthcare, financial, and consumer services stocks, underperformed over the period, but still have good risk/reward potential.

We would like to stress that while fiscal 1999 was an outstanding year and shareholders were amply rewarded, such a robust performance is not likely to be duplicated in fiscal 2000. Regardless, we are optimistic about our holdings and about mid- and small-caps in general.

The Fund's numbers look especially impressive when viewed against this year's overall weaker performance in the broader market. For the average stock, the period from April 1998 through September 1999 was in reality a bear market. The majority of stocks, over 50%, were down 20% or more from their 52-week high. The equity markets continued to be very narrow for the majority of the year, with only a handful of stocks accounting for the moves in the major indices. For example, through September 30, 1999, only 6 stocks, or 1.2% of the entire index, accounted for the entire return in the S&P 500 Index. The combination of rising interest rates, rising oil and gold prices, and a stronger dollar caused quite a bit of uncertainty, contributing to continued underperformance by the broader market versus a handful of megacap favorites.

In October 1999, Alan Greenspan once again spoke cautiously about the lofty valuation of the stock market. We believe it prudent to point out that we do not believe these comments are aimed at the majority of stocks, but at a handful of securities such as the "dot coms," Microsofts, and America Onlines of the world. Greenspan's model, which compares the yield for the ten-year Treasury note with the S&P 500 earnings yield, finds the stock index more than 30% overvalued. However, these comments are not representative of the valuations accorded most shares. For example, the median P/E for the S&P 500 is currently 15.2x year 2000 earnings estimates. In addition, on a valuation basis, small-cap stocks experienced their largest valuation dispersion versus large-cap stocks in history in 1998. The bottom line is that the risk/reward for many stocks is very favorable today.

With respect to mid- and small-caps, there is a silver lining on the horizon. The overall economic environment appears to be better than what people thought a few short months ago. For starters, the U.S. economy is still experiencing growth, but with inflation in check. Some early signs of trouble, such as rising employment costs and escalating gold and oil prices, have begun to fade away as productivity gains and technological advances appear to be paving the way for a world which can accommodate controlled growth with no major inflationary pressures, a marked change from the past. In addition, the resurrection of Asia and a pick-up in global growth are providing an environment for more robust corporate growth.

Many large-cap stocks are trading at such high valuation benchmarks that there is little room for error with respect to not meeting Wall Street's lofty estimates. Many people believe that large-cap stocks are "safe" stocks. This is not always the case when valuations become extended. In 1999, a sizable number of large-caps, many of which are household names, fell by the wayside and experienced huge one-day declines due to an earnings shortfall. Examples include McKesson HBOC which declined 48% in price in April, Service Corp. -44% in January, Raytheon -44% in October, Waste Management -37% in July, and Mattel -30% in October. In fact, one-day plunges of at least 15% in components of the S&P 500 Index have almost doubled from 35 in 1997 to 65 thus far in 1999. On the opposite side, many good companies in the mid- and small-cap arena can be purchased today with valuations which more than discount most potential bad news.

What is the case for a reversal in performance in the mid- and small-cap group? First, asset classes tend to outperform/underperform each other in cycles. Mid- and small-cap stocks have been underperforming their large-cap brethren for the majority of the 1990s. If you look at historical results over long time frames, these periods of underperformance always manage to reverse themselves. Second, greater confidence in the economy and the stabilization and eventual decline of interest rates should spill over to increased buying in a broader range of stocks. Third, the level of inflows into mid- and small-cap mutual funds may accelerate. After suffering massive redemptions in the first quarter of 1999, money flows into these funds have turned modestly positive over the past six months. Any institutional return to the smaller stocks will amplify performance in this currently liquidity-challenged group.

In summary, while fiscal 1999 was an outstanding year, we believe performance results in 2000 will more than likely not mimic those generated in 1999. We are, however, optimistic about the future and believe much opportunity currently exists in mid- and small-cap stocks. Furthermore, we believe that we are well positioned for an excellent 2000. This optimism is indicated by the fact that all our investment team and key administrative staff are shareholders in the Fund.

Sincerely,



Roger E. King
Chairman and President


Fountainhead Special Value Fund
Schedule of Investments - October 31, 1999

Common Stocks - 99.6%                                                       Shares                             Value

Cable & Other Pay Television Services - 7.9%
Adelphia Communication Corp. - Class A (a)                                  10,308                             $ 563,075
Cablevision Systems Corp. - Class A (a)                                     23,000                               547,256
                                                                                                   ----------------------
                                                                                                   ----------------------
                                                                                                               1,110,331

                                                                                                   ----------------------
                                                                                                   ----------------------
Calculation & Accounting Machines - 3.1%

Diebold, Inc.                                                               16,700                               438,375
                                                                                                   ----------------------
                                                                                                   ----------------------

Communication Services - 0.4%
Convergent Communications Inc. (a)                                           6,000                                60,000
                                                                                                   ----------------------
                                                                                                   ----------------------

Computer Communication Equipment - 2.7%
Cabletron Systems, Inc. (a)                                                  8,100                               380,938
                                                                                                   ----------------------
                                                                                                   ----------------------

Electric & Other Services Combined - 1.2%
Citizens Utilities Company                                                  15,000                               173,437
                                                                                                   ----------------------
                                                                                                   ----------------------

Electromedical & Electrotherapeutic Apparatus - 2.0%
St. Jude Medical, Inc. (a)                                                  10,200                               279,225
                                                                                                   ----------------------
                                                                                                   ----------------------

Laboratory Analytical Instruments - 3.2%
Beckman Coulter, Inc.                                                        9,800                               450,800
                                                                                                   ----------------------
                                                                                                   ----------------------

Life Insurance - 2.2%

ReliaStar Financial Corp.                                                    7,000                               300,563
                                                                                                   ----------------------
                                                                                                   ----------------------

Pharmaceuticals - 9.2%

Dura Pharmaceuticals, Inc. (a)                                              67,900                               867,850
Watson Pharmaceuticals, Inc. (a)                                            13,200                               419,100
                                                                                                   ----------------------
                                                                                                   ----------------------
                                                                                                               1,286,950

                                                                                                   ----------------------
                                                                                                   ----------------------
Radio Telephone Communications - 30.5%

NEXTEL Communications, Inc - Class A (a)                                     7,900                               680,881
Omnipoint Corp. (a)                                                         16,800                             1,388,100
Price Communications Corp.                                                  22,000                               478,500
Rural Cellular Corp. - Class A (a)                                          11,400                               686,138
Telephone & Data Systems                                                     6,800                               783,700
Western Wireless Corp. - Class A                                             5,200                               274,950
                                                                                                   ----------------------
                                                                                                   ----------------------
                                                                                                               4,292,269

                                                                                                   ----------------------
                                                                                                   ----------------------
Services-Business Services - 4.9%

Getty Images, Inc. (a)                                                      22,500                               693,281
                                                                                                   ----------------------
                                                                                                   ----------------------

Fountainhead Special Value Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                                   Shares                             Value

Services-Computer Processing & Data Preparation - 4.0%

CSG Systems International, Inc. (a)                                         16,500                             $ 566,156
                                                                                                   ----------------------
                                                                                                   ----------------------

Telephone Communications - 22.0%

Cincinnati Bell                                                              9,100                               189,394
Destia Communications, Inc. (a)                                             18,000                               252,000
Global Crossing Ltd. (a)                                                    28,290                               979,541
IXC Communications, Inc. (a)                                                11,700                               505,294
Media One Group, Inc. (a)                                                    2,900                               206,081
RSL Communications - Class A (a)                                            13,500                               295,313
Viatel, Inc. (a)                                                             9,400                               313,725
Williams Communications Group, Inc. (a)                                      5,000                               159,375
Winstar Communications, Inc. (a)                                             5,000                               194,062
                                                                                                   ----------------------
                                                                                                   ----------------------
                                                                                                               3,094,785

                                                                                                   ----------------------
                                                                                                   ----------------------
Wholesale-Electronic Parts & Equipment - 6.3%

Clearnet Communications - Class A (a) (c)                                   16,700                               367,400
United Global Communications (a)                                             6,000                               522,000
                                                                                                   ----------------------
                                                                                                   ----------------------
                                                                                                                 889,400

                                                                                                   ----------------------
                                                                                                   ----------------------

TOTAL COMMON STOCKS (Cost $9,191,420)                                                                         14,016,510
                                                                                                   ----------------------
                                                                                                   ----------------------

                                                                           Principal

                                                                            Amount                             Value

Money Market Securities - 2.7%

Firstar Treasury Fund, 4.41% (b) (Cost $385,203)                           385,203                               385,203
                                                                                                   ----------------------
                                                                                                   ----------------------

TOTAL INVESTMENTS - 102.3% (Cost $9,576,623)                                                                  14,401,713
                                                                                                   ----------------------
                                                                                                   ----------------------
Other Assets less Liabilities - (2.3%)                                                                          (333,908)
                                                                                                   ----------------------
                                                                                                   ----------------------
Total Net Assets - 100.0%                                                                                   $ 14,067,805
                                                                                                   ======================
                                                                                                   ======================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
29, 1999.

(c) American Depository Receipt


Fountainhead Special Value Fund                                                                           October 31, 1999
Statement of Assets & Liabilities

Assets

Investment in securities, at value (Cost $9,576,623)                                                          $ 14,401,713
Cash                                                                                                                24,743
Receivable for investment sold                                                                                   1,120,895
Dividends receivable                                                                                                 1,435
Interest receivable                                                                                                    634
Receivable from investment advisor for
   reimbursed expenses                                                                                              15,035
                                                                                                     ----------------------
     Total assets                                                                                               15,564,455

Liabilities

Accrued investment advisory fee payable                                                  $ 15,622
Payable for securities purchased                                                        1,467,278
Payable for fund shares redeemed                                                               45
Other payables and accrued expenses                                                        13,705
                                                                            ----------------------
     Total liabilities                                                                                           1,496,650
                                                                                                     ----------------------

Net Assets                                                                                                    $ 14,067,805
                                                                                                     ======================

Net Assets consist of:
Paid in capital                                                                                                $ 8,672,563
Accumulated undistributed net realized gain on investments                                                         570,152
Net unrealized appreciation on investments                                                                       4,825,090
                                                                                                     ----------------------

Net Assets, for 615,349 shares                                                                                $ 14,067,805
                                                                                                     ======================

Net Asset Value

Net Assets

Offering price and redemption price per share  ($14,067,805 / 615,349)                                             $ 22.86
                                                                                                     ======================




Fountainhead Special Value Fund

Statement of Operations for the year ended October 31, 1999

Investment Income

Dividend Income                                                                                         $ 21,973
Interest Income                                                                                            5,036
                                                                                               ------------------
Total Income                                                                                              27,009


Expenses

Investment advisory fee                                                            $ 128,855
Administration fees                                                                   32,500
Pricing & bookkeeping fees                                                            15,797
Transfer agent fees                                                                   14,260
Legal fees                                                                             8,397
Shareholder reports                                                                    6,133
Custodian fees                                                                         6,500
Registration fees                                                                      5,686
Audit fees                                                                             5,500
Trustees' fees                                                                         1,377
Miscellaneous                                                                            514
                                                                           ------------------
Total expenses before waivers and reimbursements                                     225,519
Waived fees and reimbursed expenses                                                 (112,738)
                                                                           ------------------
Total operating expenses                                                                                 112,781
                                                                                               ------------------
Net Investment Income (Loss)                                                                             (85,772)
                                                                                               ------------------

Realized & Unrealized Gain (Loss)

Net realized gain on investment securities                                           670,151
Change in net unrealized appreciation (depreciation)
  on investment securities                                                         5,115,600
                                                                           ------------------
Net gain on investment securities                                                                      5,785,751
                                                                                               ------------------
Net increase in net assets resulting from operations                                                 $ 5,699,979
                                                                                               ==================




Fountainhead Special Value Fund
Statement of Changes in Net Assets

                                                                             Year                        Year
                                                                             ended                       ended
                                                                          October 31,                 October 31,
                                                                             1999                        1998
                                                                     ----------------------      ----------------------
Increase/(Decrease) in Net Assets

Operations

  Net investment income (loss)                                                   $ (85,772)                  $ (37,441)
  Net realized gain (loss) on
    investment securities                                                          670,151                        (188)
  Change in net unrealized
    appreciation (depreciation)                                                  5,115,600                    (655,499)
                                                                     ----------------------      ----------------------
  Net increase (decrease) in net assets
    resulting from operations                                                    5,699,979                    (693,128)
                                                                     ----------------------      ----------------------
Distributions to shareholders

  From net realized gain                                                                 -                     (34,177)
                                                                     ----------------------      ----------------------
Share Transactions

  Net proceeds from sale of shares                                               3,403,006                   4,888,881
  Shares issued in reinvestment
    of distributions                                                                     -                      34,164
  Shares redeemed                                                               (1,672,500)                   (187,621)
                                                                     ----------------------      ----------------------
Net increase (decrease) in net assets

  resulting from share transactions                                              1,730,506                   4,735,424
                                                                     ----------------------      ----------------------
  Total increase in net assets                                                   7,430,485                   4,008,119

Net Assets

  Beginning of period                                                            6,637,320                   2,629,201
                                                                     ----------------------      ----------------------
  End of period [including accumulated
     undistributed net investment income (loss) of
    $0 and $0, respectively]                                                  $ 14,067,805                 $ 6,637,320
                                                                     ======================      ======================




Fountainhead Special Value Fund
Financial Highlights

                                                                   Year                   Year                   Period
                                                                  ended                   ended                   ended
                                                                  October 31,             October 31,             October 31,
                                                                   1999                   1998                  1997 (a)
                                                             -----------------      ------------------      ------------------

Selected Per Share Data

Net asset value, beginning of period                                  $ 12.61                 $ 13.35                 $ 10.00
                                                             -----------------      ------------------      ------------------
Income from investment operations
  Net investment income (loss)                                          (0.16)                  (0.09)                  (0.02)
  Net realized and unrealized gain (loss)                               10.41                   (0.51)                   3.37
                                                             -----------------      ------------------      ------------------
Total from investment operations                                        10.25                   (0.60)                   3.35
                                                             -----------------      ------------------      ------------------
Less Distributions

  From net realized gain                                                    -                   (0.14)                      -
                                                             -----------------      ------------------      ------------------
Net asset value, end of period                                        $ 22.86                 $ 12.61                 $ 13.35
                                                             =================      ==================      ==================

Total Return (b)                                                       81.28%                   (4.67)%                33.70%

Ratios and Supplemental Data

Net assets, end of period (000)                                       $14,068                  $6,637                  $2,629
Ratio of expenses to average net assets                                 1.25%                   1.20%                   0.97% (c)
Ratio of expenses to average net assets
   before fee waivers and reimbursement                                 2.50%                   2.76%                   8.25% (c)
Ratio of net investment income (loss) to
  average net assets                                                    (0.95)%                 (0.67)%                 (0.16)(c)
Ratio of net investment income (loss) to
  average net assets
  before fee waivers and reimbursement                                  (2.20)%                 (2.22)%                 (7.45)(c)
Portfolio turnover rate                                               177.56%                 108.31%                 130.63% (c)

(a)  December 31, 1996 (commencement of operations) to October 31, 1997
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized


                                     Fountainhead Special Value Fund
                                      Notes To Financial Statements

                                             October 31, 1999


NOTE 1.  ORGANIZATION

     The Fountainhead Special Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Declaration of Trust Agreement for the fund permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

                                     Fountainhead Special Value Fund
                                      Notes To Financial Statements

                                        October 31, 1999 - cont'd

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - cont'd

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Fund retains King Investment Advisors, Inc. (the "Advisor") to manage the Fund's investments. Roger E. King, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement between the Fund and the Advisor, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.43% of the average daily net assets of the Fund. For the year ended October 31, 1999, the Advisor received a fee of $128,855 from the Fund. The Advisor voluntarily agreed to waive fees and reimburse expenses for the Fund for the fiscal year ended October 31, 1999 to the extent necessary to maintain total operating expenses at the rate of 1.25%. For the year ended October 31, 1999, the Advisor waived fees and reimbursed expenses of $112,738. There is no assurance that such an arrangement will continue in the future.

                                     Fountainhead Special Value Fund
                                      Notes To Financial Statements

                                        October 31, 1999 - cont'd

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - cont'd

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended October 31, 1999, the Administrator received fees of $32,500 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. No payments were made to the Distributor for the year ended October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, the Fund had an unlimited number of authorized shares. Paid-in capital at October 31, 1999 was $8,672,563.

     Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------
                                         Year ended                                    Year ended
                                      October 31, 1999                              October 31, 1998
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                Shares                  Dollars                  Shares                 Dollars

-------------------------------------------------------------------------------------------------------------------------
Shares sold                     194,253                $3,403,006               341,534                $4,888,881
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment
of dividends
                                   -                       -                     2,614                   34,164
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed

                               (105,383)              (1,672,500)               (14,634)               (187,621)
-------------------------------------------------------------------------------------------------------------------------
                                88,870                 $1,730,506               329,514                $4,735,424
-------------------------------------------------------------------------------------------------------------------------
                                 =======               =========                  =======               ========








                                     Fountainhead Special Value Fund
                                      Notes To Financial Statements

                                        October 31, 1999 - cont'd

NOTE 5. INVESTMENTS

     For the year ended October 31, 1999, purchases and sales of investment securities, other than short-term investments, totaled $18,026,184 and $15,944,615, respectively. The gross unrealized appreciation for all securities totaled $4,934,899 and the gross unrealized depreciation for all securities totaled $109,809 for a net unrealized appreciation of $4,825,090. The total cost of securities for federal income tax purposes at October 31, 1999 was $9,576,623.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of October 31, 1999, the Fund recorded permanent book/tax differences of $83,359 from net investment loss to accumulated undistributed net realized gains and $2,413 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis, which is considered to be more informative to shareholders.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees

Fountainhead Special Value Fund

We have audited the accompanying statement of assets and liabilities of the Fountainhead Special Value Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fountainhead Special Value Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999


This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

                                                                  December 1999


Dear Shareholders:

We are pleased to provide the Annual Report and investment results for the Carl Domino Growth Fund. Since inception in December 1998 through October 31, 1999 the Fund has returned 7.0%.

         Comparative Investment Returns                  Since Inception Return
         --------------------------------               -----------------------
         Carl Domino Growth Fund                                    7.0%

         S&P 500 *                                                 12.0%

Date                 CD Growth - $10,700         S&P 500 - $11,204

December 31, 1998        $10,000.00                      $10,000.00
January 31, 1999         $10,650.00                      $10,421.00
February 28, 1999        $10,180.00                      $10,092.00
March 31, 1999           $10,700.00                      $10,495.00
April 30, 1999           $10,450.00                      $10,905.00
May 31, 1999             $10,010.00                      $10,642.00
June 30, 1999            $10,530.00                      $11,233.00
July 31, 1999            $10,240.00                      $10,883.00
August 31, 1999          $10,300.00                      $10,829.00
September 30, 1999       $10,020.00                      $10,533.00
October 31, 1999         $10,700.00                      $11,204.00

* Past performance is not predictive of future performance. This chart assumes an initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through October 31, 1999. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends.

The fund looks for companies that have dominant market shares, strong franchises, and excellent management teams. The Fund's investment focus is where we believe the strongest corporate growth will occur over the next few years. These three major areas are currently high tech, medical (pharmaceuticals and medical devices) and dominant consumer businesses.

The period from January 1, 1999 through October 31, 1999 was marked by volatility in the stock market. Much of this volatility was driven by interest rate concerns with the Federal Reserve raising rates in order to head off potential inflation. Technology stocks driven by the investor focus on the Internet performed well. Dominant consumer companies such as Wal-Mart and Home Depot performed well in the healthy US economy.

The economy is enjoying stable growth, which is the result of low inventory levels due to better information technology and the growing service sector. The corporate profit picture is also healthy. The phenomenon of falling prices is also likely to continue. Technological innovation, a global economy, and US economic growth are supporting this trend. Finally, there are increasing indications of economic rebounds overseas with Europe and Asia showing positive momentum. This is helpful, since many of the companies in the Fund have a significant international presence.

Be assured that although we cannot guarantee future results, the investment professionals at Carl Domino Associates, L.P. will work hard to take advantage of opportunities as they rise.

Sincerely,



Bruce Honig
Portfolio Manager


 Carl Domino Growth Fund

Schedule of Investments - October 31, 1999

Common Stocks - 99.4%                                                   Shares                         Value

Beverages - 2.7%
Coca-Cola Co.                                                            540                        $ 31,860
                                                                                            -----------------
                                                                                            -----------------

Building Supplies - 5.9%
Home Depot, Inc.                                                         910                          68,705
                                                                                            -----------------
                                                                                            -----------------

Cellular - 2.4%
Vodafone Airtouch Public (c)                                             600                          28,762
                                                                                            -----------------
                                                                                            -----------------

Communications Equipment - 3.3%
Lucent Technologies, Inc.                                                600                          38,550
                                                                                            -----------------
                                                                                            -----------------

Computer Services & Software - 14.4%
America Online, Inc. (a)                                                 330                          42,797
Microsoft, Inc. (a)                                                    1,360                         125,885
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     168,682

                                                                                            -----------------
                                                                                            -----------------
Computers & Office Equipment - 19.6%

Dell Computer Corp. (a)                                                1,540                          61,793
EMC Corp. (a)                                                          1,320                          96,360
International Business Machines, Inc.                                    290                          28,529
Sun Microsystems, Inc. (a)                                               400                          42,325
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     229,007

                                                                                            -----------------
                                                                                            -----------------
Electronics - 6.6%

Intel Corp.                                                            1,000                          77,436
                                                                                            -----------------
                                                                                            -----------------

Federal Sponsored Credit - 7.2%
Freddie Mac                                                            1,570                          84,878
                                                                                            -----------------
                                                                                            -----------------

General Merchandise Stores - 5.3%
Wal-Mart Stores, Inc.                                                  1,090                          61,789
                                                                                            -----------------
                                                                                            -----------------

Insurance - 3.7%
Berkshire Hathaway - Class B (a)                                          21                          43,890
                                                                                            -----------------
                                                                                            -----------------

Medical Equipment & Supplies - 8.0%
Johnson & Johnson, Inc.                                                  360                          37,710
Medtronic, Inc.                                                        1,620                          56,093
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      93,803

                                                                                            -----------------
                                                                                            -----------------
Pharmaceuticals - 5.2%

Pfizer, Inc.                                                             780                          30,810
Schering-Plough Corp.                                                    600                          29,700
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      60,510

                                                                                            -----------------
                                                                                            -----------------
Publishing - 3.1%

Gannett Co.                                                              480                          37,020
                                                                                            -----------------
                                                                                            -----------------

Carl Domino Growth Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                               Shares                         Value

Telephone Services - 12.0%
AT&T  Corp.                                                              670                        $ 31,323
MCI WorldCom (a)                                                       1,260                         108,124
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     139,447

                                                                                            -----------------
                                                                                            -----------------

TOTAL COMMON STOCKS (Cost $1,087,303)                                                              1,164,339
                                                                                            -----------------
                                                                                            -----------------

                                                                      Principal

                                                                        Amount                         Value

Money Market Securities - 0.7%
Firstar Treasury Fund, 4.41% (b) (Cost $7,810)                         7,810                           7,810
                                                                                            -----------------
                                                                                            -----------------

TOTAL INVESTMENTS - 100.1%  (Cost $1,095,113)                                                      1,172,149
                                                                                            -----------------
                                                                                            -----------------
Other Assets less Liabilities - (0.1%)                                                                (1,359)
                                                                                            -----------------
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 1,170,790
                                                                                            =================
                                                                                            =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
29, 1999.

(c) American Depository Receipt


Carl Domino Growth Fund                                                           October 31, 1999
Statement of Assets & Liabilities

Assets

Investment in securities, at value (cost $1,095,113)                                   $ 1,172,149
Dividend receivable                                                                            147
Interest receivable                                                                             92
Receivable from Advisor                                                                      7,158
                                                                                 ------------------
     Total assets                                                                        1,179,546

Liabilities

Payable to custodian bank                                                $ 30
Accrued investment advisory fee payable                                 1,568
Federal taxes payable                                                   7,158
                                                             -----------------
     Total liabilities                                                                       8,756
                                                                                 ------------------

Net Assets                                                                             $ 1,170,790
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                        $ 1,123,485
Accumulated net realized gains on investments                                               47,305
                                                                                 ------------------

Net Assets, for 109,404 shares                                                         $ 1,170,790
                                                                                 ==================

Net Asset Value

Net Assets

Offering price and redemption price per share  ($1,170,790 / 109,404)                      $ 10.70
                                                                                 ==================




Carl Domino Growth Fund

Statement of Operations for the period December 31, 1998
   (Commencement of Operations) to October 31, 1999

Investment Income

Dividend income                                                                                              $ 3,278
Interest income                                                                                                1,027
                                                                                                   ------------------
Total Income                                                                                                   4,305


Expenses

Investment advisory fee                                                                 $ 12,670
Trustees' fees                                                                               581
Federal taxes                                                                              7,158
                                                                                  ---------------
Total expenses before reimbursement                                                       20,409
Reimbursed expenses                                                                       (7,739)
                                                                                  ---------------
Total operating expenses                                                                                      12,670
                                                                                                   ------------------
Net Investment Income (Loss)                                                                                  (8,365)
                                                                                                   ------------------

Realized & Unrealized Gain (Loss)

Net realized loss on investment securities                                               (21,366)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                               77,036
                                                                                  ---------------
Net gain on investment securities                                                                             55,670
                                                                                                   ------------------
Net increase in net assets resulting from operations                                                        $ 47,305
                                                                                                   ==================



Carl Domino Growth Fund

Statement  of  Changes  In  Net  Assets  for  the  period   December   31,  1998
   (Commencement of Operations) to October 31, 1999

Increase/(Decrease) in Net Assets
Operations

  Net investment income (loss)                                                     $ (8,365)
  Net realized gain on investment securities                                        (21,366)
  Change in net unrealized appreciation (depreciation)                               77,036
                                                                           -----------------
  Net Increase in net assets resulting from operations                               47,305
                                                                           -----------------
Share Transactions

  Net proceeds from sale of shares                                                1,227,300
  Shares redeemed                                                                  (103,815)
                                                                           -----------------
Net increase in net assets resulting

  from share transactions                                                         1,123,485
                                                                           -----------------
  Total increase in net assets                                                    1,170,790

Net Assets

  Beginning of period                                                                     -
                                                                           -----------------
  End of period [including accumulated undistributed net
    investment income of $0]                                                    $ 1,170,790
                                                                           =================



Carl Domino Growth Fund

Financial Highlights for the period December 31, 1998
   (Commencement of Operations) to October 31, 1999


Selected Per Share Data

Net asset value, beginning of period                            $ 10.00
                                                        ----------------
Income from investment operations
  Net investment income (loss)                                    (0.09)
  Net realized and unrealized gain (loss)                          0.79
                                                        ----------------
                                                        ----------------
Total from investment operations                                   0.70
                                                        ----------------

Net asset value, end of period                                  $ 10.70
                                                        ================

Total Return (a)                                                  7.00%

Ratios and Supplemental Data

Net assets, end of period (000)                                  $1,171
Ratio of expenses to average net assets                           1.50% (b)
Ratio of expenses to average net assets
   before reimbursement                                           2.42% (b)
Ratio of net investment income (loss) to
   average net assets                                             (0.99)(b)
Ratio of net investment income (loss) to
   average net assets before reimbursement                        (1.91)(b)
Portfolio turnover rate                                          34.37% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

                             Carl Domino Growth Fund

                          Notes to Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     Carl Domino Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust), on October 22, 1998 and commenced operations on December 31, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long term growth of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                             Carl Domino Growth Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For the fiscal year ended October 31, 1999, the Fund did not qualify as a regulated investment company. Therefore, the Fund was required to pay taxes in the amount of $7,158. The Fund was reimbursed by the Advisor for the amount.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Fund retains Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Bruce Honig is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from December 31, 1998 (commencement of operations) through October 31, 1999, the Adviser received a fee of $12,670 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.50%.

                             Carl Domino Growth Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

For the period December 31, 1998 (commencement of operations) through October 31, 1999, The Advisor reimbursed expenses of $7,739. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 31, 1998 (commencement of operations) to October 31, 1999, the Administrator received fees of $12,500 from the Adviser for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from December 31, 1998 (commencement of operations) to October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $1,123,485.

     Transactions in shares were as follows:

-------------------------------------------------------------------------------
 For the period December 31, 1998 (Commencement of Operations)
 to October 31, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                         Shares                    Dollars
-------------------------------------------------------------------------------
Shares sold                               119,405                $1,227,300
-------------------------------------------------------------------------------
Shares redeemed                           (10,001)                 (103,815)
-------------------------------------------------------------------------------
                                          109,404                $1,123,485
                                       ===========               ==========
-------------------------------------------------------------------------------







                             Carl Domino Growth Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 5.  INVESTMENTS

     For the period from December 31, 1998 (commencement of operations) through October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $1,379,860 and $271,191, respectively. The aggregate cost of securities for federal income tax purposes at October 31, 1999 was $11,725,149.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1999, Carl Domino Associates, L.P., and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 68% of the Fund.

NOTE 8.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of October 31, 1999, the fund recorded permanent book/tax differences of $8,365 from net investment loss to accumulated undistributed net realized gains and $77,036 from accumulated unrealized appreciation on investments to accumulated realized gain. (Due to not qualifying as a regulated investment company.) This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Carl Domino Growth Fund

We have audited the accompanying statement of assets and liabilities of the Carl Domino Growth Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and financial highlights, for the period from inception (December 31, 1998) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Carl Domino Growth Fund as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the initial period of December 31, 1998 to October 31, 1999, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999


This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

                                                                  December 1999


Dear Shareholders:

We are pleased to provide the Annual Report and investment results for the Carl Domino Equity Income Fund. Since inception in December 1995 through October 31, 1999 the Fund has returned an average annual return of 15.8%.

Comparative Investment                    Last                      Average
          Returns                       12 Months                 Annual Return
-----------------------------------   ------------             -----------------
Carl Domino Equity Income Fund              11.5%                   15.8%

S&P 500 *                                   25.6%                   25.1%


                 Date             Carl Domino Equity Income      S&P 500
               12/31/95                $ 10,000.00           $ 10,000.00
               03/31/96                $ 10,515.00            $ 10,539.00
                6/30/96                $ 11,204.78            $ 11,004.82
                9/30/96                $ 11,475.94            $ 11,349.27
               12/31/96                $ 12,435.33            $ 12,301.48
                3/31/97                $ 12,810.88            $ 12,631.16
                6/30/97                $ 14,618.49            $ 14,834.03
                9/30/97                $ 16,406.33            $ 15,942.13
               12/31/97                $ 16,831.26            $ 16,404.46
                3/31/98                $ 18,120.53            $ 18,691.24
                6/30/98                $ 16,926.39            $ 19,304.31
                9/30/98                $ 14,179.23            $ 17,381.60
               12/31/98                $ 16,382.69            $ 21,090.84
                3/31/99                $ 16,500.64            $ 22,132.72
                6/30/99                $ 18,980.69            $ 23,688.65
                9/30/99                $ 17,099.70            $ 22,212.85
               10/31/99                $ 17,743.27            $ 23,627.81


* Past performance is not predictive of future performance. This chart assumes an initial investment of $10,000 in the Fund and the S&P 500 Index on December 1, 1995 and held through October 31, 1999. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends.

The decade of the 1990's has been one of exceptional performance by the economy, corporate America, and the capital markets. During most of this period, the Carl Domino Associates value/yield investment discipline performed very well, equaling or outperforming the popular market averages on a risk-adjusted basis. This period of exceptional performance ended in late 1997 and for the last two years, we have struggled in a world obsessed by the Internet, high technology and the .com stocks. A closer look at the recent period reveals a stock market that is no longer characterized by a broad advance but rather by a very narrow, highly selective advance of approximately 50 stocks. For example, in 1998, 50 stocks of the S&P 500 Index produced approximately 90% of the return for that Index. In a similar fashion, 1999 has witnessed a continuation of that trend with 50 stocks in the Index accounting for all of the return of the Index. The market leaders of the past two years have been concentrated almost entirely in technology-an area in which we cannot participate due to our buy and sell disciplines built around dividend yield.

Within the current environment in which the technology sector has carried the market to record heights, the question "why have a value allocation in a portfolio?" needs to be addressed. The answer to this question lies in market history and it clearly demonstrates that growth and value styles cycle in and out of favor. Specifically, when growth is in style, value is out of style. Conversely, when value returns to favor, growth will be out of style. Perhaps one of the clearest examples of this cycle commenced in the late 1960's with growth stocks having an extended period of outperformance. By the time growth stocks peaked in late 1972, price/earnings multiples approached 100 for the market leaders. The fervor for the 50 stocks which led the market during that period engendered such names as the "Nifty Fifty," the "Vestal Virgins" and the "one-decision stocks" to describe this road to riches. Needless to say, in that era value stocks performed poorly because market mania focused only on the favored few growth stocks, which led the market to record highs. When the fall from favor came for these stocks, it lasted two full years and saw several of the former leaders fall as much as 90% from their previous highs. Despair was so widespread among growth stock devotees that the theme of the Institutional Investor Conference in the mid-1970's was simply "Is Growth Dead?" It is important to note that following this period of the Nifty Fifty, value stocks outperformed growth stocks for the next 10 years.

History teaches us many lessons if we are willing to learn. In today's environment, technology stocks are trading at excessively high multiples. Barron's reported in their December 13th issue that Yahoo is selling for 500 times year 2000 earnings, AOL is selling for 300 times, and the NASDAQ 100 (the 100 largest stocks on the NASDAQ trading system) are selling at a lofty 100 times. Clearly this is market mania with an uncertain life span. It has been said that markets are controlled by two principal emotions-fear and greed. Today, it would appear that investor confidence is so high that fear is no longer part of the market equation, leaving only greed in control of the markets' destiny. In contrast to technology performance, the rest of the stock market is suffering from neglect. To illustrate this point, the same Barron's article pointed out that if technology is removed from the S&P 500 Index, the remaining stocks are up only 2% for the year-to date. Other measures clearly indicate the "tale of two markets." For example, 60% of the stocks on the NYSE have declined at least 20% from their 52-week highs while almost 70% of NASDAQ stocks are down at least 20% from their highs. In other words, the technology stocks have succeeded in keeping the popular average at or near their all-time highs while the rest of the market has been enduring a withering bear market for the better part of two years.

In all this technology-induced euphoria, there is one universal truth. Market manias do not last forever; trees do not grow to the sky. One day, market leadership will undergo a transition from growth back to value. While it is always difficult, if not impossible, to predict the catalyst which will bring out such a shift, market history suggests it will probably be some unexpected event from an unlikely source which will set the wheels in motion. Another element to keep in mind is simply the passage of time. By some measures, growth has been the best performing asset class for four or five years while value has been the worst performing asset class for the last two years. This is an extraordinarily long period of time for any one style to maintain a pre-eminent position. Measured by time alone, growth is due for a correction and value is due for a period of recovery and outperformance.

In fact, from a fundamental perspective, many pieces of the economic puzzle are beginning to fall into place, which have historically been supportive of value stocks outperforming growth stocks. First, interest rates have been rising for 14 months and may move higher in 2000. Rising interest rates have normally presented valuation problems for growth stocks because much of their current stock prices are based upon distant future earnings. Second, the U.S. economy continues in its ninth year of expansion with very few, if any, signs of imbalance which could possibly derail the strong underlying fundamentals. Importantly, the world economies continue to show renewed growth and give every indication of a sustainable advance. This worldwide expansion holds the promise of good earnings growth for U.S. based multi-national companies, many of which are held in Carl Domino managed portfolios. Lastly, the corporate profit picture, after an anemic performance in 1998, promises growth of 15-18 % in 1999 and a further 10-14% in 2000. Overall, the broadening out of the economic expansion combined with a solid earnings outlook for a widening group of economic sectors and industries is conducive to similar action in the stock market.

          In summary, we at Carl Domino Associates are strongly committed to our value/yield investment discipline. Our ongoing research efforts continue to identify reasonably valued stocks with attractive dividend yields, strong balance sheets, capable management, and very solid earnings outlooks for the immediate and long-term future. While we recognize there is a temptation for many to chase the technology stocks and capitulate to the siren call of seemingly easy profits, we believe that it is more important than ever to exercise patience and continue to keep Carl Domino Associates and its value discipline as an integral part of your long range financial plan. While we cannot say with certainty when the shift from growth to value will happen, there are many market pundits who believe the turn will come in the New Year. Simply stated, it's not a question of "if," it is only a question of "when." Be assured that although we cannot guarantee future results, the investment professionals at Carl Domino Associates, L.P. will work hard to avoid disappointments and take advantage of opportunities as they rise.

                                                            Best regards,



                                                            Carl J. Domino












This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Carl Domino Equity Income Fund
Schedule of Investments - October 31, 1999

Common Stocks - 98.7%                                                 Shares                         Value

BASIC  INDUSTRIES - 13.5%
Chemicals - 5.3%
CK Witco Corp.                                                           216                         $ 2,023
DuPont (EI) de NeMours                                                 1,459                          94,014
International Flavors & Fragrances                                     4,100                         156,825
Rohm & Haas Co.                                                        4,000                         153,000
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     405,862

                                                                                            -----------------
                                                                                            -----------------
Manufacturers / Diversified - 1.9%

Minnesota Mining & Manufacturing Co.                                   1,500                         142,594
                                                                                            -----------------
                                                                                            -----------------

Manufacturers / Specialized - 4.0%
Federal Signal Corp.                                                   6,465              #          121,623
Pall Corporation                                                       8,500              #          186,469
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     308,092

                                                                                            -----------------
                                                                                            -----------------
Paper & Forest Products - 2.3%

Weyerhaeuser Co.                                                       3,000              #          179,062
                                                                                            -----------------
                                                                                            -----------------

   TOTAL  BASIC  INDUSTRIES                                                                        1,035,610
                                                                                            -----------------
                                                                                            -----------------

DURABLES - 4.1%
Autos & Auto Parts - 4.1%

American Quantum Cycles Inc. (a)                                      15,000                          40,313
Ford Motor Co.                                                         2,113                         115,951
Snap-On, Inc.                                                          5,300                         160,987
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     317,251

                                                                                            -----------------
                                                                                            -----------------
ENERGY - 11.6%
Oil & Gas - 11.6%

Baker Hughes, Inc.                                                     7,000                         195,563
Conoco Inc. - Class B                                                  8,370                         227,036
Repsol S.A. (c)                                                        2,400                          49,200
Sunoco, Inc.                                                           5,000                         120,625
Unocal Corp.                                                           4,500                         155,250
USX-Marathon Group                                                     4,800                         139,800
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     887,474

                                                                                            -----------------
                                                                                            -----------------
FINANCE - 10.0%
Banks - 5.3%

First Union Corp.                                                      3,300                         140,869
SouthTrust Corp.                                                       3,650                         146,000
Summit Bancorp                                                         3,400                         117,725
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     404,594

                                                                                            -----------------
                                                                                            -----------------
Insurance - 1.2%

SAFECO Corp.                                                           3,500                          96,250
                                                                                            -----------------
                                                                                            -----------------
Carl Domino Equity Income Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                             Shares                         Value

FINANCE - continued
Real Estate Investment Trust - 1.0%
Prison Realty Trust                                                    3,500                        $ 35,656
Wyndham International Inc. - Class A (a)                              13,500                          38,813
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      74,469

                                                                                            -----------------
                                                                                            -----------------
Savings & Loans - 2.5%

Community Savings Bankshares, Inc.                                    15,511                         192,918
                                                                                            -----------------
                                                                                            -----------------

   TOTAL  FINANCE                                                                                    768,231
                                                                                            -----------------
                                                                                            -----------------

HEALTH - 9.6%

Diversified - 2.0%

American Home Products Corp.                                           3,000                         156,750
                                                                                            -----------------
                                                                                            -----------------

Drugs & Pharmaceuticals - 4.5%

Glaxo Welcome plc (c)                                                  2,900                         173,639
Pharmacia & Upjohn, Inc.                                               3,150                         169,903
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     343,542

                                                                                            -----------------
                                                                                            -----------------
Managed Care - 0.3%

National Medical Health Card (a)                                       5,500                          22,344
                                                                                            -----------------
                                                                                            -----------------

Medical Equipment & Supplies - 2.8%

Baxter International, Inc.                                             2,900                         188,137
Careside Inc. (a)                                                      4,000                          19,750
Careside (Warrants 6/16/2004) (a)                                      4,000                           4,250
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     212,137

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  HEALTH                                                                                     734,773
                                                                                            -----------------
                                                                                            -----------------

INDUSTRIAL  MACHINERY  &  EQUIPMENT - 6.5%

Electrical Equipment - 2.1%

Thomas & Betts, Inc.                                                   3,650                         163,794
                                                                                            -----------------
                                                                                            -----------------

Industrial Machinery & Equipment - 4.4%

Caterpillar, Inc.                                                      2,400                         132,750
Tektronix Inc.                                                         5,950                         200,812
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     333,562

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                        497,356
                                                                                            -----------------
                                                                                            -----------------
Carl Domino Equity Income Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued

MEDIA  &  LEISURE - 1.2%

Leisure Durables & Toys - 0.9%

Callaway Golf, Inc.                                                    5,000                        $ 67,188
                                                                                            -----------------
                                                                                            -----------------

Lodging & Gaming - 0.3%

Cedar Fair, L.P.                                                       1,000                          19,937
Interstate Hotels Corp. (a)                                              566                           1,716
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      21,653

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  MEDIA  &  LEISURE                                                                           88,841
                                                                                            -----------------
                                                                                            -----------------

NON-DURABLES - 14.0%

Cosmetics - 2.0%

Avon Products                                                          4,840                         156,090
                                                                                            -----------------
                                                                                            -----------------

Foods - 8.6%
General Mills Inc.                                                     1,800                         156,938
Heinz (H.J.)                                                           3,300                         157,575
Quaker Oats                                                            2,200                         154,000
Sara Lee Corp.                                                         7,000                         189,437
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     657,950

                                                                                            -----------------
                                                                                            -----------------
Household Products - 3.4%

Kimberly-Clark Group                                                   2,400                         151,500
Tupperware Corp.                                                       5,600                         110,950
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     262,450

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  NON-DURABLES                                                                             1,076,490
                                                                                            -----------------
                                                                                            -----------------

RETAIL  &  WHOLESALE - 3.5%

Department Stores - 3.5%

May Department Stores                                                  4,350                         150,891
Penney (J.C.)                                                          4,650                         117,994
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     268,885

                                                                                            -----------------
                                                                                            -----------------
SERVICES - 5.8%

Miscellaneous Services - 1.7%

Dun & Bradstreet Corp.                                                 4,500                         132,187
                                                                                            -----------------
                                                                                            -----------------

Printing - 1.7%

Deluxe Corp.                                                           4,600                         129,950
                                                                                            -----------------
                                                                                            -----------------
Carl Domino Equity Income Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued

SERVICES - continued

Services - 2.4%

Block (H&R)                                                            4,000                       $ 170,250
GOTO.com Inc. (a)                                                        200                          11,400
Innotrac Corp. (a)                                                       500                           5,437
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     187,087

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  SERVICES                                                                                   449,224
                                                                                            -----------------
                                                                                            -----------------

TECHNOLOGY - 5.4%

Communications Equipment - 2.0%

Troy Group, Inc. (a)                                                     500                           7,469
Harris Corp.                                                           5,000                         112,187
ID Systems Inc. (a)                                                    4,000                          19,750
Netro Corp. (a)                                                          500                          11,406
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     150,812

                                                                                            -----------------
                                                                                            -----------------

Computer Services & Software - 0.3%

ESPS Inc. (a)                                                          5,000                          20,000
QUEPASA.COM Inc. (a)                                                     500                           3,812
Talk City, Inc. (a)                                                      500                           3,625
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      27,437

                                                                                            -----------------
                                                                                            -----------------

Electronics - 1.4%

Hypercom Corp.(a)                                                     10,700                          85,600
Ultralife Batteries, Inc. (a)                                          5,000                          20,469
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     106,069

                                                                                            -----------------
                                                                                            -----------------
Photography & Imaging - 1.7%

Eastman Kodak, Inc.                                                    1,950                         134,428
                                                                                            -----------------
                                                                                            -----------------

   TOTAL  TECHNOLOGY                                                                                 418,746
                                                                                            -----------------
                                                                                            -----------------

TRANSPORTATION - 1.9%

Shipping - 1.9%

Knightsbridge Tankers Ltd. (c)                                         5,000                          76,875
Statia Terminals Group NV (c)                                          6,600                          67,650
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     144,525

                                                                                            -----------------
                                                                                            -----------------

UTILITIES - 11.6%

Electric Utility - 1.8%

Korea Electric Power (c)                                               8,600                         135,450
                                                                                            -----------------
                                                                                            -----------------
Carl Domino Equity Income Fund

Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued

UTILITIES - continued

Natural Gas - 7.0%

Midcoast Energy Resources, Inc.                                        5,500                       $ 100,375
El Paso Energy Corp.                                                   6,004                         246,914
Williams Companies                                                     5,000                         187,500
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     534,789

                                                                                            -----------------
                                                                                            -----------------
Telephone Services - 2.8%

AT&T  Corp.                                                            3,600                         168,300
Telefonica de Argentina (c)                                            2,000                          51,250
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     219,550

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  UTILITIES                                                                                  889,789
                                                                                            -----------------
                                                                                            -----------------

TOTAL COMMON STOCKS (Cost $7,412,546)                                                              7,577,195
                                                                                            -----------------
                                                                                            -----------------

Preferred Stock - 0.9%

FINANCE - 0.9%

Insurance - 0.9%

Conseco Financial Preferred Series F (Cost $100,000)                   2,000                          66,125
                                                                                            -----------------
                                                                                            -----------------

                                                                    Principal

                                                                     Amount                         Value

Money Market Securities - 0.4%
Firstar Treasury Fund, 4.41% (b) (Cost $35,272)                     $ 35,272                          35,272
                                                                                            -----------------
                                                                                            -----------------

TOTAL INVESTMENTS - 100.0%  (Cost $ 7,547,818)                                                     7,678,592
                                                                                            -----------------
                                                                                            -----------------
Other Assets Less Liabilities - 0.0%                                                                     630
                                                                                            -----------------
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 7,679,222
                                                                                            =================
                                                                                            =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
29, 1999.

(c) American Depository Receipt


Carl Domino Equity Income Fund                                                    October 31, 1999
Statement of Assets & Liabilities

Assets

Investment in securities, at value (cost $7,547,818)                                   $ 7,678,592
Cash                                                                                        42,416
Receivable for securities sold                                                               9,236
Receivable for fund shares sold                                                              3,503
Dividends receivable                                                                        16,525
Interest receivable                                                                            253
                                                                                 ------------------
     Total assets                                                                        7,750,525

Liabilities

Accrued investment advisory fee payable                               $ 9,434
Payable for fund shares redeemed                                       61,869
                                                             -----------------
     Total liabilities                                                                      71,303
                                                                                 ------------------

Net Assets                                                                             $ 7,679,222
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                        $ 6,805,024
Accumulated undistributed net investment income                                             92,603
Accumulated undistributed net realized gain on investments                                 650,821
Net unrealized appreciation on investments                                                 130,774
                                                                                 ------------------

Net Assets, for 476,360 shares                                                         $ 7,679,222
                                                                                 ==================

Net Asset Value

Net Assets

Offering price and redemption price per share  ($7,679,222 / 476,360)                      $ 16.12
                                                                                 ==================



Carl Domino Equity Income Fund

Statement of Operations  for the year ended October 31, 1999


Investment Income

Dividend income                                                                                            $ 226,366
Interest income                                                                                                1,909
                                                                                                   ------------------
Total Income                                                                                                 228,275


Expenses

Investment advisory fee                                                                 $116,771
Trustees' fees                                                                             1,377
                                                                                  ---------------
Total expenses before reimbursement                                                      118,148
Reimbursed expenses                                                                       (1,377)
                                                                                  ---------------
Total operating expenses                                                                                     116,771
                                                                                                   ------------------
Net Investment Income                                                                                        111,504
                                                                                                   ------------------

Realized & Unrealized Gain (Loss)

Net realized gain on investment securities                                               693,933
Change in net unrealized appreciation (depreciation)
   on investment securities                                                              (47,202)
                                                                                  ---------------
Net gain on investment securities                                                                            646,731
                                                                                                   ------------------
Net increase in net assets resulting from operations                                                       $ 758,235
                                                                                                   ==================



Carl Domino Equity Income Fund
Statement of Changes in Net Assets

                                                                                 Year                  Year
                                                                                ended                 ended
                                                                             October 31,           October 31,
                                                                                 1999                  1998
                                                                           -----------------     -----------------
Increase (Decrease) in Net Assets
Operations

  Net investment income                                                           $ 111,504              $ 77,723
  Net realized gain (loss) on investment securities                                 693,933               (14,920)
  Change in net unrealized appreciation (depreciation)                              (47,202)             (341,521)
                                                                           -----------------     -----------------
  Net increase (decrease) in net assets resulting from operations                   758,235              (278,718)
                                                                           -----------------     -----------------
Distributions to shareholders

  From net investment income                                                        (87,853)              (37,359)
  From net realized gain                                                                  -              (250,840)
                                                                                                 -----------------
                                                                           -----------------     -----------------
  Total distributions                                                               (87,853)             (288,199)
                                                                           -----------------     -----------------
Share Transactions

  Net proceeds from sale of shares                                                1,016,253             4,543,528
  Shares issued in reinvestment of distributions                                     83,004               285,845
  Shares redeemed                                                                (1,428,177)             (675,074)
                                                                           -----------------     -----------------
Net increase (decrease) in net assets resulting

  from share transactions                                                          (328,920)            4,154,299
                                                                           -----------------     -----------------
  Total increase in net assets                                                      341,462             3,587,382

Net Assets

  Beginning of period                                                             7,337,760             3,750,378
                                                                           -----------------     -----------------
  End of period [including accumulated undistributed net
    investment income of $92,603 and $68,952, respectively]                     $ 7,679,222           $ 7,337,760
                                                                           =================     =================



Carl Domino Equity Income Fund
Financial Highlights


                                                                                                                      Period ended
                                                                     Years ended October 31,                           October 31,
                                                      1999                  1998                   1997                 1996 (a)
                                                ----------------      ----------------       ----------------       ----------------
                                                ----------------      ----------------       ----------------       ----------------
Selected Per Share Data

Net asset value, beginning of period                $ 14.68               $ 16.15                $ 12.03                $ 10.00
                                                ----------------      ----------------       ----------------       ----------------
                                                ----------------      ----------------       ----------------       ----------------
Income from investment operations
  Net investment income                                0.23                  0.21                   0.19                   0.16
  Net realized and unrealized gain (loss)              1.38                 (0.60)                  4.15                   1.87
                                                ----------------      ----------------       ----------------       ----------------
                                                ----------------      ----------------       ----------------       ----------------
Total from investment operations                       1.61                 (0.39)                  4.34                   2.03
                                                ----------------      ----------------       ----------------       ----------------
                                                ----------------      ----------------       ----------------       ----------------
Less Distributions

  From net investment income                           (0.17)                (0.14)                 (0.22)                     -
  From net realized gain                                   -                 (0.94)                     -                      -
                                                ----------------      ----------------       ----------------       ----------------
                                                ----------------      ----------------       ----------------       ----------------
Total distributions                                    (0.17)                (1.08)                 (0.22)                     -
                                                ----------------      ----------------       ----------------       ----------------
                                                ----------------      ----------------       ----------------       ----------------
Net asset value, end of period                        $ 16.12               $ 14.68                $ 16.15                $ 12.03
                                                ================      ================       ================       ================
                                                ================      ================       ================       ================

Total Return (b)                                        11.52%                 (3.17)%               36.58%                 20.30%

Ratios and Supplemental Data

Net assets, end of period (000)                      $7,679                $7,338                 $3,750                 $1,122
Ratio of expenses to average net assets                1.50%                 1.50%                  1.50%                  1.51% (c)
Ratio of expenses to average net assets
   before reimbursement                                1.52%                 1.53%                  1.55%                  1.73% (c)
Ratio of net investment income to
   average net assets                                  1.43%                 1.37%                  1.28%                  1.57% (c)
Ratio of net investment income to
   average net assets before reimbursement             1.41%                 1.33%                  1.22%                  1.35% (c)
Portfolio turnover rate                               69.92%                75.95%                 52.49%                 62.51% (c)

(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                         Carl Domino Equity Income Fund

                          Notes to Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     Carl Domino Equity Income Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                         Carl Domino Equity Income Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Fund retains Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl Domino. Mr. Domino is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the year ended October 31, 1999, the Adviser has received a fee of $116,771 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the fiscal year ended October 31, 1999 to the extent necessary to maintain total operating expenses at the rate

                         Carl Domino Equity Income Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

of 1.50%. For the year ended October 31, 1999, the Advisor reimbursed expenses of $1,377. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended October 31, 1999, the Administrator received fees of $30,000 from the Adviser for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the Distributor) to act as the principal distributor of Fund shares. There were no payments made to the Distributor for the year ended October 31, 1998. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

 NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $6,805,024.

     Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------
                                         Year ended                                    Year ended
                                      October 31, 1999                              October 31, 1998
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                       Shares                  Dollars                  Shares                 Dollars

-------------------------------------------------------------------------------------------------------------------------
Shares sold                             62,316               $1,016,253                 293,838              $4,543,528
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends

                                         5,461                   83,004                  18,442                 285,845
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed

                                      (91,234)              (1,428,177)                (44,714)               (675,074)
-------------------------------------------------------------------------------------------------------------------------
                                      (23,457)              $(328,920)                  267,566              $4,154,299
-------------------------------------------------------------------------------------------------------------------------
                                       ======                 ========                   ======                ========


                         Carl Domino Equity Income Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 5.  INVESTMENTS

     For the year ended October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $5,360,768 and $5,540,855, respectively. The gross unrealized appreciation for all securities totaled $936,223 and the gross unrealized depreciation for all securities totaled $805,449 for a net unrealized appreciation of $130,774. The aggregate cost of securities for federal income tax purposes at October 31, 1999 was $7,547,818.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1999, Carl Domino Associates, L.P., and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 28% of the Fund.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees

Carl Domino Equity Income Fund

We have audited the accompanying statement of assets and liabilities of Carl Domino Equity Income Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Carl Domino Equity Income Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999

                                                                   December 1999
Dear Shareholders:

         We are pleased to present the investment results for the Carl Domino Global Equity Income Fund. Since inception on December 31, 1998 through October 31, 1999 the Fund has returned 16.8%.

         Comparative Investment Returns                      Since Inception
         -----------------------------------------           ------------------
         Carl Domino Global Equity Income Fund                 16.8%
         S&P 500                                               12.0%

Date                     Carl Domino Global - $16,800          S&P - $11,204

December 31, 1998               $10,000.00                       $10,000.00
January 31, 1999                $11,070.00                       $10,421.00
February 28, 1999               $10,880.00                       $10,092.00
March 31, 1999                  $11,250.00                       $10,495.00
April 30, 1999                  $12,160.00                       $10,905.00
May 31, 1999                    $11,840.00                       $10,642.00
June 30, 1999                   $12,300.00                       $11,233.00
July 31, 1999                   $12,020.00                       $10,883.00
August 31, 1999                 $11,790.00                       $10,829.00
September 30, 1999              $11,410.00                       $10,533.00
October 31, 1999                $11,670.00                       $11,204.00


* Past performance is not predictive of future performance. This chart assumes an initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through October 31, 1999. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends, and are not annualized.

         We are pleased with the results. Our holdings in telecommunications, energy and basic materials contributed significantly to the Fund's performance. While no one can say what lies ahead of us in 2000, the elements for a growing global economy are in place. Our goal is to select the best companies on a worldwide basis. Value is our guideline, supplemented with dividend income. Our strategy is to have the Fund fully invested. To do otherwise would be "timing the market", which is a risky approach.

         Our second fiscal year has begun. We will maintain a very careful watch over your assets and do our very best to return reasonable results both on an absolute basis as well as relative.

Sincerely,


John Wagstaff-Callahan
Senior Portfolio Manager

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund; this report is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 1999

Common Stocks - 99.8%                                                  Shares                         Value

BASIC  INDUSTRIES - 7.7%
Chemicals - 3.7%
DuPont (EI) de NeMours                                                   176                        $ 11,341
Imperial Chem Ind (c)                                                    500                          20,094
PPG Industries, Inc.                                                     300                          18,188
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      49,623

                                                                                            -----------------
                                                                                            -----------------
Manufacturers / Diversified - 1.4%

Minnesota Mining & Manufacturing Co.                                     200                          19,013
                                                                                            -----------------
                                                                                            -----------------

Metals & Mining - 2.6%

Rio Tinto Plc (c)                                                        500                          34,000
                                                                                            -----------------
                                                                                            -----------------

   TOTAL  BASIC  INDUSTRIES                                                                          102,636
                                                                                            -----------------
                                                                                            -----------------

DURABLES - 5.0%
Autos & Auto Parts - 5.0%
DaimlerChrysler Corp. (c)                                                200                          15,550
Delphi Automotive Systems                                              1,000                          16,437
Ford Motor Co.                                                           200                          10,975
Snap-On, Inc.                                                            350                          10,631
Volvo AB - Class B (c)                                                   500                          12,938
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      66,531

                                                                                            -----------------
                                                                                            -----------------
ENERGY - 17.7%
Energy Services - 3.8%

Schlumberger Ltd.                                                        600                          36,338
Baker Hughes, Inc.                                                       500                          13,969
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      50,307

                                                                                            -----------------
                                                                                            -----------------
Oil & Gas - 13.9%

Conoco Inc. - Class B                                                    365                           9,900
Elf Aquitaine (c)                                                        300                          22,237
ENI Oil s.p.a. Co.                                                       200                          11,750
Royal Dutch Petroleum (c)                                                400                          23,975
Shell Transportation & Trading                                           600                          27,525
Texaco, Inc.                                                             200                          12,275
TOTAL - Class B (c)                                                      500                          33,344
USX-Marathon Group                                                     1,500                          43,687
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     184,693

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  ENERGY                                                                                     235,000
                                                                                            -----------------
                                                                                            -----------------

FINANCE - 11.8%
Banks - 6.8%

Bank of America Corp.                                                    400                          25,750
Bank of Ireland (Governor & Co.) (c)                                     400                          12,800
Barclays plc (c)                                                         200                          24,100
Chase Manhattan, Inc.                                                    150                          13,106
First Union Corp.                                                        350                          14,941
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      90,697

                                                                                            -----------------
                                                                                            -----------------
Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                               Shares                         Value

FINANCE - continued
Insurance - 5.0%
AXA-UAP (c)                                                              300                        $ 20,925
Hartford Financial Services GRP                                          400                          20,725
ING Group (c)                                                            150                           8,869
SAFECO Corp.                                                             550                          15,125
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      65,644

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  FINANCE                                                                                    156,341
                                                                                            -----------------
                                                                                            -----------------

HEALTH - 6.9%

Diversified - 0.8%

American Home Products, Inc.                                             200                          10,450
                                                                                            -----------------
                                                                                            -----------------

Medical Equipment & Supplies - 2.0%

Baxter International, Inc.                                               400                          25,950
                                                                                            -----------------
                                                                                            -----------------

Pharmaceuticals - 4.1%

Glaxo Welcome plc (c)                                                    600                          35,925
SmithKline Beecham (c)                                                   300                          19,200
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      55,125

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  HEALTH                                                                                      91,525
                                                                                            -----------------
                                                                                            -----------------

INDUSTRIAL  MACHINERY  &  EQUIPMENT - 5.3%

Electrical Equipment - 2.0%

Thomas & Betts, Inc.                                                     600                          26,925
                                                                                            -----------------
                                                                                            -----------------

Industrial Machinery & Equipment - 3.3%

Caterpillar, Inc.                                                        500                          27,625
New Holland NV (c)                                                     1,000                          15,187
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      42,812

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                         69,737
                                                                                            -----------------
                                                                                            -----------------

MEDIA  &  LEISURE - 4.4%

Entertainment - 1.8%

News Corp. Ltd. (c)                                                      800                          23,700
                                                                                            -----------------
                                                                                            -----------------

Lodging & Gaming - 0.8%

Cedar Fair, L.P.                                                         500                           9,969
                                                                                            -----------------
                                                                                            -----------------

Publishing - 1.8%

McGraw-Hill Companies                                                    400                          23,850
                                                                                            -----------------
                                                                                            -----------------

   TOTAL  MEDIA  &  LEISURE                                                                           57,519
                                                                                            -----------------
                                                                                            -----------------
Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued                                               Shares                         Value

NON-DURABLES - 8.0%
Cosmetics - 1.2%

Avon Products                                                            500                        $ 16,125
                                                                                            -----------------
                                                                                            -----------------

Foods - 2.7%

Sara Lee Corp.                                                         1,300                          35,181
                                                                                            -----------------
                                                                                            -----------------

Household Products - 3.0%

Kimberly-Clark Group                                                     200                          12,625
Unilever PLC (c)                                                         714                          26,552
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      39,177

                                                                                            -----------------
                                                                                            -----------------
Tobacco - 1.1%

BAT Industries PLC (c)                                                   500                           6,969
Philip Morris Cos., Inc.                                                 300                           7,556
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      14,525

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  NON-DURABLES                                                                               105,008
                                                                                            -----------------
                                                                                            -----------------

RETAIL & WHOLESALE - 1.9%

Department Stores - 1.9%

Penney (J.C.)                                                          1,000                          25,375
                                                                                            -----------------
                                                                                            -----------------

SERVICES - 2.7%

Miscellaneous Services - 1.1%

Dun & Bradstreet Corp.                                                   500                          14,688
                                                                                            -----------------
                                                                                            -----------------

Services - 1.6%

Block (H&R)                                                              500                          21,281
                                                                                            -----------------
                                                                                            -----------------

   TOTAL SERVICES                                                                                     35,969
                                                                                            -----------------
                                                                                            -----------------

TECHNOLOGY - 7.9%

Computer Services & Software - 3.1%

Freeserve PLC (a) (c)                                                    500                          11,563
SAP AG (c)                                                               800                          29,250
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      40,813

                                                                                            -----------------
                                                                                            -----------------
Communication Equipment - 1.2%

Eircom Plc (a) (c)                                                     1,000                          16,375
                                                                                            -----------------
                                                                                            -----------------

Electronics - 2.6%

Tektronix Inc.                                                         1,000                          33,750
                                                                                            -----------------
                                                                                            -----------------

Photography & Imaging - 1.0%

Eastman Kodak, Inc.                                                      200                          13,787
                                                                                            -----------------
                                                                                            -----------------

   TOTAL  TECHNOLOGY                                                                                 104,725
                                                                                            -----------------
                                                                                            -----------------


Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 1999 - continued

Common Stocks - continued

UTILITIES - 20.5%

Electric Utility - 2.2%

Korea Electric Power (c)                                                 500                         $ 7,875
Reliant Energy, Inc.                                                     400                          10,900
Veba Corp. (c)                                                           200                          10,925
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      29,700

                                                                                            -----------------
                                                                                            -----------------
Natural Gas - 6.4%

BG plc (c)                                                               500                          13,688
El Paso Energy Corp.                                                     800                          32,800
Transportadora De Gas (c)                                              1,500                          12,562
Williams Companies                                                       700                          26,250
                                                                                            -----------------
                                                                                            -----------------
                                                                                                      85,300

                                                                                            -----------------
                                                                                            -----------------
Telephone Services - 11.9%

AT&T Corp.                                                               450                          21,038
Bell Atlantic Corp.                                                      200                          12,987
British Telecommunication (c)                                            150                          27,000
Global Crossing Ltd. (a)                                                 725                          25,103
Nippon Telegraph & Telephone (c)                                         500                          38,687
Telecomm Italia SPA (c)                                                  300                          25,950
Versatel International (a) (c)                                           500                           6,313
                                                                                            -----------------
                                                                                            -----------------
                                                                                                     157,078

                                                                                            -----------------
                                                                                            -----------------

   TOTAL  UTILITIES                                                                                  272,078
                                                                                            -----------------
                                                                                            -----------------

TOTAL COMMON STOCKS (Cost $1,265,339)                                                              1,322,444
                                                                                            -----------------
                                                                                            -----------------

                                                                     Principal

                                                                        Amount                         Value

Money Market Securities - 0.2%
Firstar Treasury Fund, 4.41% (b) (Cost $2,829)                         $ 2,829                         2,829
                                                                                            -----------------
                                                                                            -----------------

TOTAL INVESTMENTS - 100.0%  (Cost $1,268,168)                                                      1,325,273
                                                                                            -----------------
                                                                                            -----------------
Other assets less liabilities - 0.0%                                                                     210
                                                                                            -----------------
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 1,325,483
                                                                                            =================
                                                                                            =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October
29, 1999.

(c) American Depository Receipt


Carl Domino Global Equity Income Fund                                             October 31, 1999
Statement of Assets & Liabilities

Assets

Investment in securities, at value (cost $1,268,168)                                   $ 1,325,273
Dividends receivable                                                                         1,664
Interest receivable                                                                            440
                                                                                 ------------------
     Total assets                                                                        1,327,377

Liabilities

Accrued investment advisory fee payable                               $ 1,690
Payable to custodian bank                                                 204
                                                             -----------------
     Total liabilities                                                                       1,894
                                                                                 ------------------

Net Assets                                                                             $ 1,325,483
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                        $ 1,272,889
Accumulated undistributed net investment income                                             14,817
Accumulated net realized gain (loss) on investments                                        (19,328)
Net unrealized appreciation on investments                                                  57,105
                                                                                 ------------------

Net Assets, for 113,489 shares                                                         $ 1,325,483
                                                                                 ==================

Net Asset Value

Net Assets

Offering price and redemption price per share ($1,325,483 / 113,489)                       $ 11.68
                                                                                 ==================



Carl Domino Global Equity Income Fund
Statement of Operations for the period December 31, 1998

   (Commencement of Operations) to October 31, 1999

Investment Income

Dividend income                                                                                             $ 27,890
Interest income                                                                                                2,556
                                                                                                   ------------------
Total Income                                                                                                  30,446


Expenses

Investment advisory fee                                                                 $ 15,629
Trustees' fees                                                                               571
                                                                                  ---------------
Total Expenses before Reimbursement                                                       16,200
Reimbursed expenses                                                                         (571)
                                                                                  ---------------
Total Operating Expenses                                                                                      15,629
                                                                                                   ------------------
Net Investment Income                                                                                         14,817
                                                                                                   ------------------

Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                        (19,328)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                               57,105
                                                                                  ---------------
Net gain on investment securities                                                                             37,777
                                                                                                   ------------------
Net increase in net assets resulting from operations                                                        $ 52,594
                                                                                                   ==================



Carl Domino Global Equity Income Fund

Statement  of  Changes  In  Net  Assets  for  the  period   December   31,  1998
   (Commencement of Operations) to October 31, 1999

Increase/(Decrease) in Net Assets
Operations

  Net investment income                                                            $ 14,817
  Net realized gain (loss) on investment securities                                 (19,328)
  Change in net unrealized appreciation (depreciation)                               57,105
                                                                           -----------------
  Net Increase in net assets resulting from operations                               52,594
                                                                           -----------------
Share Transactions

  Net proceeds from sale of shares                                                1,382,789
  Shares redeemed                                                                  (109,900)
                                                                           -----------------
Net increase in net assets resulting

  from share transactions                                                         1,272,889
                                                                           -----------------
  Total increase in net assets                                                    1,325,483

Net Assets

  Beginning of period                                                                     -
                                                                           -----------------
  End of period [including accumulated undistributed net
    investment income of $14,817]                                               $ 1,325,483
                                                                           =================


Carl Domino Global Equity Income Fund
Financial Highlights for the period December 31, 1998

   (Commencement of Operations) to October 31, 1999

Selected Per Share Data

Net asset value, beginning of period                            $ 10.00
                                                        ----------------
Income from investment operations
  Net investment income                                            0.14
  Net realized and unrealized gain (loss)                          1.54
                                                        ----------------
                                                        ----------------
Total from investment operations                                   1.68
                                                        ----------------

Net asset value, end of period                                  $ 11.68
                                                        ================

Total Return (a)                                                 16.80%

Ratios and Supplemental Data

Net assets, end of period (000)                                  $1,325
Ratio of expenses to average net assets                           1.50% (b)
Ratio of expenses to average net assets
   before reimbursement                                           1.55% (b)
Ratio of net investment income to
   average net assets                                             1.42% (b)
Ratio of net investment income to
   average net assets before reimbursement                        1.37% (b)
Portfolio turnover rate                                          28.34% (b)

(a)  For periods of less than a full year, total returns are not annualized
(b)  Annualized

                      Carl Domino Global Equity Income Fund

                          Notes to Financial Statements

                                October 31, 1999

NOTE 1.  ORGANIZATION

     Carl Domino Global Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust), on October 22, 1998 and commenced operations on December 31, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                      Carl Domino Global Equity Income Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Fund retains Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. John Wagstaff-Callahan, a partner of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from December 31, 1998 (commencement of operations) through October 31, 1999, the Adviser received a fee of $15,629 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.50%. For the period from December 31, 1998 (commencement of operations) through October 31, 1999, The Advisor reimbursed expenses of $571. There is no assurance that such reimbursement will continue in the future.

                      Carl Domino Global Equity Income Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 31, 1998 (commencement of operations) to October 31, 1999, the Administrator received fees of $12,500 from the Adviser for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from December 31, 1998 (commencement of operations) to October 31, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 1999 was $1,272,889.

     Transactions in shares were as follows:

-------------------------------------------------------------------------------
         For the period December 31, 1998 (Commencement of Operations)
                              to October 31, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                    Shares                    Dollars

-------------------------------------------------------------------------------
Shares sold                         123,489                  $1,382,789
-------------------------------------------------------------------------------
Shares redeemed                     (10,000)                  (109,900)
-------------------------------------------------------------------------------
                                     113,489                  $1,272,889
-------------------------------------------------------------------------------
                                    ==========             ==========

NOTE 5.  INVESTMENTS

          For the period from December 31, 1998 (commencement of operations) through October 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $1,552,289 and $267,623, respectively. As of October 31, 1999, the gross unrealized appreciation for all securities totaled $154,354 and the gross unrealized depreciation for all securities totaled $97,249 for a net unrealized appreciation of $57,105. The aggregate cost of securities for federal income tax purposes at October 31, 1999 was $1,268,168. Carl Domino Global Equity Income Fund

                          Notes to Financial Statements

                          October 31, 1999 - continued

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 1999, Carl Domino Associates, L.P., and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate 100% of the Fund.

                                            INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees

Carl Domino Global Equity Income Fund

We have audited the accompanying statement of assets and liabilities of the Carl Domino Global Equity Income Fund, including the schedule of portfolio investments, as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and financial highlights, for the period from inception (December 31, 1998) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Carl Domino Global Equity Income Fund as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the initial period of December 31, 1998 to October 31, 1999, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 21, 1999